Securities Act File No. 033-69724

Investment Company Act File No. 811-08056

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 66

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 67

PRAXIS FUNDS

(Exact Name of Registrant as Specified in Charter)

 1110 N. Main Street

Goshen, Indiana 46528

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 977-2947

Anthony H. Zacharski, Esq.

Dechert LLP

Three Bryant Park

1059 Avenue of the Americas

New York, NY 10036-6797

(Name and Address of Agent for Service)

 COPIES TO:

Jennifer L. Gorham

Foreside Financial Group, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

February 25, 2025 Prospectus Praxis Funds
Investing together, impacting the world
Praxis Exchange-Traded Funds	Ticker	Listing Exchange
Praxis Impact Large Cap Value ETF	PRXV	NYSE Arca
Praxis Impact Large Cap Growth ETF	PRXG	NYSE Arca

2250231

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

An investment in a Fund is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation or any other government agency. An investment in a Fund involves investment risks, and you may lose money in a Fund.

Table of Contents

Summary Information
Review this important section carefully for summaries of each Fund’s investments, risks, past performance and fees.
3	Praxis Impact Large Cap Value ETF
6	Praxis Impact Large Cap Growth ETF
9	Investing in the Funds
Investment Objectives, Principal Investment Strategies, and Related Risks
Review this section carefully for additional details about each Fund’s investment objectives, strategies and risks.
10	Praxis Stewardship Investing Philosophy
10	Praxis Stewardship Investing Core Values
11	ImpactX Framework
12	Additional Information
12	Praxis Impact Large Cap Value ETF
12	Praxis Impact Large Cap Growth ETF
13	Investment Risks
15	Disclosure of Portfolio Holdings
Shareholder Information
Review this section carefully for details on how shares are valued, how to purchase, sell and exchange shares, and payments of dividends and distributions.
15	Pricing of Fund Shares
16	Buying and Selling Shares
16	Distribution of Fund Shares
17	Additional Payments to Broker-Dealers and Other Financial Intermediaries
17	Book Entry
17	Creations and Redemptions
18	Continuous Offering
18	Dividends, Distributions and Taxes
Fund Management
Review this section carefully for additional details about each Fund’s management.
20	The Investment Adviser
20	Portfolio Managers
20	The Distributor and Administrator
Financial Highlights
21	Introduction
22	Back Cover
Where to Learn More About the Funds

Throughout this prospectus, the Praxis Funds, including the Praxis Impact Large Cap Value ETF and the Praxis Impact Large Cap Growth ETF, may be referred to individually as a “Fund” and collectively as the “Funds” or the “Trust”.

Summary Information

Praxis Impact Large Cap Value ETF

Investment Objective

The Praxis Impact Large Cap Value ETF seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.36%
Other Expenses[1]	None
Total Annual Fund Operating Expenses	0.36%

[1]	Pursuant to the management agreement, which has a unitary fee, the Adviser is responsible for paying substantially all expenses of the Fund, except for the management fees and (i) the following Fund operating expenses (if any): interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and payments under the Fund’s 12b-1 plan; and (ii) any non-operating expenses incurred by the Fund, including brokerage commissions and any fees and expenses associated with the Fund’s securities lending program.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$37	$116

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the most recent fiscal year end, no portfolio turnover rate is available for the Fund.

Principal Investment Strategies

The Fund invests primarily in U.S. equity securities and seeks to provide investment results that correspond to the performance of the U.S. large cap value equities market, as measured by the CRSP US Large Cap Value Index1, its performance benchmark index. Under normal circumstances, the Fund invests at least 80 percent of its net assets, plus borrowings for investment purposes, in securities of large cap value companies that are aligned with the Praxis Stewardship Investing core values. The Adviser does this by applying proprietary screens that reflect the Praxis Stewardship Investing core values. For purposes of the Fund’s 80 percent policy, large cap value companies are issuers included in the Fund’s benchmark index. The benchmark index represents the value companies in the CRSP US Large Cap Index. As of December 31, 2024, the market capitalization range of the benchmark index was $7.6 billion to $1.1 trillion. Typically, the Fund invests substantially more than 80 percent of the value of its assets in securities of issuers in its benchmark index.

The Fund seeks to invest in companies aligned with the Praxis Stewardship Investing core values, as discussed below. In support of the Praxis’ Stewardship Investing philosophy, the Fund employs a range of impact strategies that hold in tension a responsibility for the productive use of financial resources and a deep-seated concern for the individuals, communities and environments that are impacted by our investment choices. The Praxis Stewardship Investing core values are a set of guiding principles that inform the work of all Praxis impact-related efforts. Currently seven strategies, known collectively as ImpactX, are used in support of Praxis’ Stewardship Investing philosophy and to seek to achieve the objectives of the core values. For example, through application of the values and risk screens, the Fund seeks to invest in companies better aligned with the core values and to avoid companies that are not aligned with those values.

To select specific portfolio holdings, the Adviser uses optimization techniques, including sustainability factors, to select securities according to their contribution to the Fund’s overall objectives, while seeking to replicate the characteristics of the index, including risk and return characteristics. The Adviser uses optimization software to estimate the financial and market risk factors that characterize portfolio holdings and compares them to the risk factors that characterize its benchmark index, to seek to minimize the difference between the risk factors of the Fund’s portfolio holdings and the risk factors of its benchmark index, such that the portfolio exhibits a risk-return profile, subject to the screening and holdings limitations, similar to the index. The Fund does not seek to hold all the components of its benchmark index.

[1]	"CRSP US Large Cap Value Index" is a registered service mark of Center for Research in Security Prices, which does not sponsor and is in no way affiliated with the Fund.

Stewardship Investing Core Values

Through various impact strategies, the Fund seeks to support the following core values:

●     Respecting the dignity and value of all people

●     Building a world at peace and free from violence

●     Demonstrating a concern for justice in a global society

●     Exhibiting responsible management practices

●     Supporting and involving communities

●     Practicing environmental stewardship

Additional information on Praxis’ Stewardship Investing philosophy, core values, screens and other ImpactX strategies can be found in the “Investment Objectives, Principal Investment Strategies and Related Risks” section beginning on page 10.

The Fund may concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries if its benchmark index is concentrated. The degree to which components of the index represent certain industries may change over time. In addition, while the Fund expects typically to hold between 250 and 350 issuers, several large issuers may represent a significant portion of the Fund’s assets. The Fund is non-diversified under the Investment Company Act of 1940 and may invest a larger percentage of its assets in one or more issuers or in fewer issuers than a diversified mutual fund or ETF.

The Adviser determines whether to sell an investment based upon its assessment of the relative costs and benefits of continuing to hold an investment versus replacing it with other available investments, in light of the Fund’s investment objective, strategy and the characteristics of the overall portfolio.

Principal Investment Risks

Market Risk. The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money. The value of the Fund’s shares could decline significantly and unexpectedly, based on many factors, including national and international political, economic, regulatory, market or other conditions, as well as global events such as war or other conflict, natural or environmental disasters and infectious disease outbreaks. Events in the financial markets and in the broader economy may cause uncertainty and volatility and may adversely affect Fund performance. Events in one market may impact other markets. Future events may impact the Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Fund could underperform other investments. Some of the Fund’s holdings may underperform its other holdings.

Investment Style Risk. The Fund is also subject to investment style risk, which is the chance that returns from large cap value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better — or worse — than the stock market in general. In the past, these cycles have occasionally persisted for multiple years. Value stocks are stocks of companies that appear to be undervalued in the marketplace.

Index Investing Risk. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, because the Fund uses optimization techniques to construct its portfolio and does not hold all securities in the index, it is subject to optimization risk, which is the risk that the performance of the Fund may vary from the performance of the index due to imperfect correlation between the Fund’s holdings and the index components. This is also known as tracking error.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.

Industry Concentration Risk. In following its methodology, the underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

New Fund Risk. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Screening Risk. Application of Stewardship Investing screens and sustainability data integration may contribute to tracking error.

Large Shareholder Risk. Certain large shareholders, including Authorized Participants and other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

FUND PERFORMANCE

Because the Fund had not yet commenced investment operations as of the date of the prospectus, there is no performance information quoted for the Fund. Once available, performance information for the Fund will be available online at www.praxisinvests.com.

FUND MANAGEMENT

Investment Adviser

Praxis Investment Management, Inc. serves as the investment adviser to the Fund.

Investment Sub-Adviser

Vident Advisory, LLC (d/b/a Vident Asset Management) serves as the investment sub-adviser to the Fund (the “Sub-Adviser”).

Portfolio Managers

Dale Snyder, CFA®, Portfolio Manager, Praxis Investment Management, Austin Wen, CFA®, Senior Portfolio Manager, Vident Asset Management, and Rafael Zayas, CFA®, Senior Vice President and Head of Portfolio Management & Trading, Vident Asset Management, have served as the portfolio managers of the Fund since inception.

Other Important Information Regarding Fund Shares

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section titled “Investing in the Funds” on page 9 of the Fund’s prospectus.

Praxis Impact Large Cap Growth ETF

Investment Objective

The Praxis Impact Large Cap Growth ETF seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.36%
Other Expenses[1]	None
Total Annual Fund Operating Expenses	0.36%

[1]	Pursuant to the management agreement, which has a unitary fee, the Adviser is responsible for paying substantially all expenses of the Fund, except for the management fees and (i) the following Fund operating expenses (if any): interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and payments under the Fund’s 12b-1 plan; and (ii) any non-operating expenses incurred by the Fund, including brokerage commissions and any fees and expenses associated with the Fund’s securities lending program.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$37	$116

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the most recent fiscal year end, no portfolio turnover rate is available for the Fund.

Principal Investment Strategies

The Fund invests primarily in U.S. equity securities and seeks to provide investment results that correspond to the performance of the U.S. large cap growth equities market, as measured by the CRSP US Large Cap Growth Index1, its performance benchmark index. Under normal circumstances, the Fund invests at least 80 percent its net assets, plus borrowings for investment purposes, in securities of large cap growth companies that are aligned with the Praxis Stewardship Investing core values. For purposes of the Fund’s 80 percent policy, large cap growth companies are issuers included in the Fund’s benchmark index. The benchmark index represents the growth companies in the CRSP US Large Cap Index. As of December 31, 2024, the market capitalization range of the benchmark index was $9.3 billion to $3.8 trillion. Typically, the Fund invests substantially more than 80 percent of the value of its assets in securities of issuers in its benchmark index.

In support of Praxis’ Stewardship Investing philosophy, the Fund employs a range of impact strategies that hold in tension a responsibility for the productive use of financial resources and a deep-seated concern for the individuals, communities and environments that are impacted by our investment choices. The Praxis Stewardship Investing core values are a set of guiding principles that inform the work of all Praxis impact-related efforts. Currently seven strategies, known collectively as ImpactX, are used in support of Praxis’ Stewardship Investing philosophy and to seek to achieve the objectives of the core values. For example, through application of the values and risk screens, the Fund seeks to invest in companies better aligned with the core values and avoid companies that are not aligned with those values.

To select specific portfolio holdings, the Adviser uses optimization techniques, including sustainability factors, to select securities according to their contribution to the Fund’s overall objectives, while seeking to replicate the characteristics of the index, including risk and return characteristics. The Adviser uses optimization software to estimate the financial and market risk factors that characterize portfolio holdings and compares them to the risk factors that characterize its benchmark index, to seek to minimize the difference between the risk factors of a Fund’s portfolio holdings and the risk factors of its benchmark index, such that the portfolio exhibits a risk-return profile, subject to the screening and holdings limitations, similar to the index. The Fund does not seek to hold all of the components of its benchmark index.

1	"CRSP US Large Cap Growth Index" is a registered service mark of Center for Research in Security Prices, which does not sponsor and is in no way affiliated with the Fund.

Stewardship Investing

Through various impact strategies, the Fund seeks to support the following core values:

●     Respecting the dignity and value of all people

●     Building a world at peace and free from violence

●     Demonstrating a concern for justice in a global society

●     Exhibiting responsible management practices

●     Supporting and involving communities

●     Practicing environmental stewardship

Additional information on Praxis’ Stewardship Investing philosophy, core values, screens and other ImpactX strategies can be found in the “Investment Objectives, Principal Investment Strategies and Related Risks” section beginning on page 10.

The Fund may concentrate its investments (i.e., more than 25% of its total assets) in a particular industry or group of industries if its benchmark index is concentrated. The degree to which components of the index represent certain industries may change over time. As of December 31, 2024, while the benchmark index was not concentrated in any industry or group of industries based on the classification system used by the Adviser, more than 25% of the index was represented by the Information Technology sector, which consists of three industry groups: Software Services, Technology Hardware and Equipment, and Semiconductors and Semiconductor Equipment. In addition, while the Fund expects typically to hold between 125 and 200 issuers, several large issuers may represent a significant portion of the Fund’s assets. The Fund is non-diversified under the Investment Company Act of 1940 and may invest a larger percentage of its assets in one or more issuers or in fewer issuers than a diversified mutual fund or ETF.

The Adviser determines whether to sell an investment based upon its assessment of the relative costs and benefits of continuing to hold an investment versus replacing it with other available investments, in light of the Fund’s investment objective, strategy and the characteristics of the overall portfolio.

Principal Investment Risks

Market Risk. The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money. The value of the Fund’s shares could decline significantly and unexpectedly, based on many factors, including national and international political, economic, regulatory, market or other conditions, as well as global events such as war or other conflict, natural or environmental disasters and infectious disease outbreaks. Events in the financial markets and in the broader economy may cause uncertainty and volatility and may adversely affect Fund performance. Events in one market may impact other markets. Future events may impact the Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Fund could underperform other investments. Some of the Fund’s holdings may underperform its other holdings.

Investment Style Risk. The Fund is also subject to investment style risk, which is the chance that returns from large cap growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better — or worse — than the stock market in general. In the past, these cycles have occasionally persisted for multiple years. Growth stocks are stocks of companies that exhibit strong earnings growth.

Index Investing Risk. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, because the Fund uses optimization techniques to construct its portfolio and does not hold all securities in the index, it is subject to optimization risk, which is the risk that the performance of the Fund may vary from the performance of the index due to imperfect correlation between the Fund’s holdings and the index components. This is also known as tracking error.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.

Industry Concentration Risk. In following its methodology, the underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

New Fund Risk. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Screening Risk. Application of Stewardship Investing screens and sustainability data integration may contribute to tracking error.

Large Shareholder Risk. Certain large shareholders, including Authorized Participants and other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

FUND PERFORMANCE

Because the Fund had not yet commenced investment operations as of the date of the prospectus, there is no performance information quoted for the Fund. Once available, performance information for the Fund will be available online at www.praxisinvests.com.

FUND MANAGEMENT

Investment Adviser

Praxis Investment Management, Inc. serves as the investment adviser to the Fund.

Investment Sub-Adviser

Vident Advisory, LLC (d/b/a Vident Asset Management) serves as the investment sub-adviser to the Fund (the “Sub-Adviser”).

Portfolio Managers

Dale Snyder, CFA®, Portfolio Manager, Praxis Investment Management, Austin Wen, CFA®, Senior Portfolio Manager, Vident Asset Management, and Rafael Zayas, CFA®, Senior Vice President and Head of Portfolio Management & Trading, Vident Asset Management, have served as the portfolio managers of the Fund since inception.

Other Important Information Regarding Fund Shares

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section titled “Investing in the Funds” on page 9 of the Fund’s prospectus.

INVESTING IN THE FUNDS

PURCHASE AND SALE OF FUND SHARES

The Funds are exchange-traded funds (“ETFs”). Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and may not be purchased or redeemed directly with a Fund.

The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (“bid”) and the lowest price a seller is willing to accept for shares (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, will be included on the Funds’ website at www.praxisinvests.com.

TAX INFORMATION

The Funds intend to make distributions that may be taxed as either ordinary income or capital gains except when you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawals made from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objectives, Principal Investment Strategies, and Related Risks

Praxis Stewardship Investing Philosophy

Praxis is a word that refers to a way of joining belief and action.

Praxis Investment Management, Inc. (“Praxis Investment Management” or the “Adviser”) believes that it captures the essence of the investment philosophy of Praxis Funds (the “Funds”). The Funds are governed by the philosophy that being faithful stewards means using assets God has entrusted to us to promote economic results that are not only productive but also reflect God’s values, caring for others as well as all of Creation (“Stewardship Investing”). The goal of the Funds is to join beliefs with actions, using the tools of socially responsible investing.

Stewardship Investing is a philosophy of financial decision-making motivated and informed by social convictions drawn from the 500-year-old Anabaptist-Christian faith tradition. This approach holds in tension a responsibility for the productive use of financial resources and a deep-seated concern for the individuals, communities and environments that are impacted by our investment choices.

To carry out this task, the Funds seek to:

●	Invest in companies that best reflect the Praxis Stewardship Investing core values.

●	Participate actively in corporate decision-making through proxy voting, shareholder advocacy and direct company dialogue, encouraging positive corporate practices.

●	Engage in community development investing that widens the door of economic opportunity by empowering disadvantaged individuals and communities through targeted investments.

Praxis Stewardship Investing Core Values

Praxis has established a set of Stewardship Investing core values to guide the Funds’ investments and other Stewardship Investing activities. While few companies or investments may reach these ideals in all aspects of social responsibility, the core values articulate the Funds’ highest expectations for corporate behavior. In making investment decisions, the Funds strive to invest in companies that:

1.	Respect the dignity and value of all people. We expect companies to respect and support the basic human rights of all people to practice self-determination; to live free of fear, violence and intimidation; to lead healthy, well- nourished lives; and to have access to adequate shelter and sanitation. In a diverse, global society, we expect that companies will respect the dignity of individuals and ethnic/cultural groups. Companies should treat all people fairly, avoiding discrimination and stereotyping, and should seek to nurture and benefit from diversity in all aspects of corporate activity. We expect that companies will not attempt to benefit from the misfortunes of disadvantaged individuals or communities or from relationships with oppressive political regimes.

2.	Build a world at peace and free from violence. We believe that violence, in all its forms, hinders the growth, prosperity and freedom of humankind. It has no place in corporate structures, practice or production. We desire companies to be engaged in products and services that support life — not those designed to kill, maim or injure. The expansions of the world’s military establishments are not productive endeavors for humanity. We will seek to avoid those companies for which weapons production and military contracting are a focus of their energy, resources and sales growth strategies. We expect companies to engage in activities that contribute to healthy and peaceful relationships between individuals, communities and nations. We expect companies to value the sanctity of human life, promote alternative forms of conflict resolutions and commit to efforts that reduce violence and aggression in world culture.

3.	Demonstrate a concern for justice in a global society. All people deserve opportunities to participate in social and economic prosperity. We expect companies to provide fair, sustainable compensation for all employees and subcontractors. Corporate efforts should extend opportunities to the disabled, the disadvantaged and marginalized communities. Company behavior should be based on standards higher than minimum legal requirements. We expect products and services to be offered with honesty and without discrimination. Individuals and communities should be involved in issues and decisions that affect their lives. We expect corporations to act on a basis of shared prosperity, recognizing the value and contributions of all stakeholders in creating and sustaining lasting commercial success.

4.	Exhibit responsible management practices. We expect a company to operate in an honest, trustworthy, compassionate and responsible manner. We desire transparency and openness about company policies, finances and behavior. We expect companies to value and empower all employees and to take all reasonable steps to ensure their health and safety. Companies should respect workers’ rights to communicate with management, organize and bargain collectively. We expect companies to negotiate and communicate in good faith and deal fairly and respectfully with all stakeholders. Companies should engage in responsible resource management and obey or exceed all relevant laws for environmental concerns, safety and public disclosure. Companies should employ sound practices of corporate governance, including board independence, board and executive compensation and structural integrity. It is our desire for companies to avoid unnecessary litigation and to pursue alternatives where possible. We expect companies to be aggressively engaged in the marketplace yet be respectful of their competitors and values-centered in their decision-making.

5.	Support and involve communities. Communities — within a workforce, around company facilities or representing various ethnic, cultural or political groups — contribute directly and indirectly to the success of corporate endeavors. We believe a company is responsible to contribute its people, expertise and resources to the support and development of these communities. Companies should actively, creatively and aggressively engage in corporate charitable giving. Employee volunteerism, community involvement and personal charitable giving should also be encouraged. We expect communities will be included in decision-making on issues that affect them. Investments should be made that add value to local workforces, living environments and community infrastructures. We expect companies to consider the impact their products and production methods have on efforts to build healthy, productive communities.

6.	Practice environmental stewardship. The natural environment is a finite resource, the inheritance of future generations and a gift from God. We expect companies to respect the limits of our natural resources and to work toward environmental sustainability. Companies should carefully consider climate risks and opportunities, and pursue cleaner and more efficient production methods. We value a company’s involvement in the environmental technology and services arena. We expect companies to engage in honest, transparent environmental reporting, to support respected environmental principles and to publicly promote the value of the environment.

ImpactX Framework

In support of Stewardship Investing and to help achieve the objectives of the Praxis Stewardship Investing core values, the Adviser utilizes a range of impact strategies known collectively as ImpactX. Depending upon a Fund’s principal investment objective and strategies, a Fund may engage in some but not all these actions, and a Fund may emphasize certain actions more than others, and in different relative proportions than the other Fund.

Each ImpactX strategy has a unique profile in the social or environmental real-world impact it can generate:

●	Values + Risk Screening seeks to reflect the foundational core values through company restrictions. The screens used by the Funds are based on a company's involvement with business activities that are determined by the Adviser to be inconsistent with the Stewardship Investing core values. At this time, values-based screens include restrictions around abortion, adult entertainment, alcohol, firearms, gambling, nuclear power, predatory lending, recreational cannabis, tobacco, and weapons production and support systems. The Funds use a range of criteria to construct the restricted lists, including but not limited to revenue thresholds, product involvement in controversial business lines, negative events, violation of international norms related to human rights, product safety, and corruption, among others. The specific “tolerances” vary by category, such as the percentage of revenues attributable to the production versus distribution of alcoholic beverages. The Adviser utilizes information from several independent research providers to produce the restricted lists. The restricted lists are provided to the portfolio managers of the Funds, who are restricted from purchasing excluded securities for the Funds. The Adviser systematically reviews constituent level screening research on a semi-annual basis to reflect current company-level activities, research additions, and scoring updates. The Adviser considers new information captured by this research as well as publicly available information to update its restricted lists, which are provided to the Funds’ portfolio managers. When the Adviser becomes aware that a Fund is invested in a company that may be engaged in an activity that is inconsistent with the Praxis Stewardship Investing core values or screens, it may first seek to use its influence to change that activity before selling its investment. The Funds are not under any strict time schedule to sell such investments.

●	Values-based Proxy Voting provides important and consistent communication and support of values and risk-driven resolutions on corporate ballots. Praxis believes that the considered and consistent voting of proxies is both our fiduciary duty and our moral responsibility. Praxis employs a set of proxy voting guidelines, aligned with the Stewardship Investing core values, to address the range of issues and concerns that may be expressed on the coming year’s corporate proxy ballot. The objective is to promote long-term value, appropriate accountability and comprehensive sustainability through good governance while raising critical issues of social and environmental corporate responsibility that we believe are integral to successful companies and societies.

●	Sustainability Data Integration refers to the intentional inclusion of material environmental, social and governance factors in the investment selection process. The Adviser utilizes optimization software, which incorporates sustainability factors, to select securities to replicate the risk and return characteristics of its benchmark index while also contributing to the Fund’s overall objective. For example, if two index components provide similar risk return characteristics, the issuer with the stronger environmental rating might be selected.

●	Positive Impact Bonds seek to deliver targeted, real-world benefit to the climate and/or communities through the purchase of targeted, market-rate fixed income securities. These securities can include bonds that fund renewable energy or energy efficiency projects, providing us the opportunity to reinvest in a sustainable energy future. In addition, bonds that fund affordable housing, education and health care, giving us the ability to make a difference in lives around the world. These positive impact bonds have very similar characteristics to the rest of the screened fixed income portfolio in terms of maturity, quality, and liquidity, providing confidence that risk management and performance may not be compromised.

●	Company Engagement pursues intentional dialogue with senior company leaders, through both shareholder and bondholder relationships, to promote positive change in corporate policy and practice. Recognizing that no company is perfect, the Funds engage in shareholder advocacy to encourage corporations to better reflect various Praxis Stewardship Investing core values, while generating long-term value for all stakeholders. A Fund may continue to hold shares of an existing holding for this purpose; however, the Funds do not purchase shares that fail their screens for the purpose of engaging in such advocacy.

●	Advocacy and Education encourages active involvement with industry and governmental bodies to promote a transparent business and reporting environment that benefits all stakeholders. This work calls Praxis into active relationship with regulatory agencies, legislative representatives and nongovernmental organizations, as well as trade associations and advocacy groups, in an effort to protect and grow a financial services industry welcoming of values-driven investors.

●	Community Development Investing delivers a special, limited allocation of investments promoting the inclusion and development of underserved communities. Consistent with the Praxis Stewardship Investing philosophy and core values, the Funds are permitted to invest up to 3% of their assets in notes whose proceeds are used to fund potentially below-market rate loans to approved community development organizations. The objective of these investments is to provide economic growth and opportunity, and foster sustainable social and economic well-being, in disadvantaged and underserved communities.

Additional Information

You can find more information on the Praxis Stewardship Investing core values, ImpactX strategies and related activities by visiting the Praxis Funds website at www.praxisinvests.com.

Additional information regarding the investment objectives, principal investment strategies and other investment policies for each Fund is provided below.

There can be no assurance that a Fund’s investment objective will be achieved. Each Fund’s investment objective may be changed without shareholder approval, in which case notice of the change would be provided. Unless expressly stated otherwise, all percentage limits discussed in this section are applied at the time of investment.

Praxis Impact Large Cap Value ETF

Ticker Symbol: PRXV

Investment Objective

The primary investment objective of the Impact Large Cap Value ETF is to seek capital appreciation.

Policies and Strategies

Under normal circumstances, the Fund invests at least 80 percent of its net assets, plus borrowings for investment purposes, in securities of large cap value issuers that are aligned with the Praxis Stewardship Investing core values.

The Fund invests primarily in common stocks but may also in invest in preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks. The Fund may also invest in non-U.S. securities if they are included in the CRSP U.S. Large Cap index, and illiquid investment consisting of community investment notes.

The Fund attempts to remain fully invested in stocks. To help stay fully invested, to manage cash flows, and to reduce transaction costs, the Fund may invest, to a limited extent, in stock index futures. If the Fund uses index futures, the Fund may have indirect exposure to the performance of companies, but not ownership, that are in the index and are inconsistent with the Fund’s Stewardship Investing core values. The Fund will not use futures contracts for speculative purposes or as leveraged investments that magnify gains or losses.

The Fund may concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries if its underlying index is concentrated. The degree to which components of the index represent certain industries may change over time.

THE FUND IS NON-DIVERSIFIED UNDER THE 1940 ACT, AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN ONE OR MORE ISSUERS OR IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS OR ETFS.

Shareholders of the Impact Large Cap Value ETF will receive at least 60 days prior notice of any changes to the Fund’s 80 percent investment policy as described above.

Praxis Impact Large Cap Growth ETF

Ticker Symbol: PRXG

Investment Objective

The primary investment objective of the Impact Large Cap Growth ETF is to seek capital appreciation.

Policies and Strategies

Under normal circumstances, the Fund invests at least 80 percent of its net assets, plus borrowings for investment purposes, in securities of large cap growth issuers that are aligned with the Adviser’s Stewardship Investing core values.

The Fund invests primarily in common stocks but may also in invest in preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks. The Fund may also invest in non-U.S. securities if they are included in the CRSP U.S. Large Cap index, and illiquid investment consisting of community investment notes.

The Fund attempts to remain fully invested in stocks. To help stay fully invested, to manage cash flows, and to reduce transaction costs, the Fund may invest, to a limited extent, in stock index futures. The Fund will not use futures contracts for speculative purposes or as leveraged investments that magnify gains or losses.

The Fund may concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries if its underlying index is concentrated. The degree to which components of the index represent certain industries may change over time.

THE FUND IS NON-DIVERSIFIED UNDER THE 1940 ACT, AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN ONE OR MORE ISSUERS OR IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS OR ETFS.

Shareholders of the Impact Large Cap Growth ETF will receive at least 60 days prior notice of any changes to the Fund’s 80 percent investment policy as described above.

Investment Risks

Both Funds – Construction of the Benchmark Indexes

Information provided by the index sponsor indicates that the Funds’ performance benchmark indexes are constructed in accordance with the following methodologies. The construction of the CRSP US Large Cap Value and CRSP US Large Cap Growth Index is tied to the construction of the CRSP US Total Market Index. The value and growth style determination involves completion by CRSP of the following steps for the large cap market-cap segment at each quarterly ranking: (1) calculate the value and growth style factors for each company within the market-cap segment; (2) combine multiple style factors into a single composite factor (the score that is used to place the company), separately for value and growth, which will be the score used to assign a security to the value or growth index; and (3) rank scores and assign companies to their appropriate value and growth indexes. Constituents for the CRSP US Large Cap Value Index are determined by ranking of companies in the top 85% of cumulative capitalization of CRSP US Total Market Index on the basis of factors including book-to-price ratio, future earnings-to-price ratio, historical earnings to price ratio, dividend to price ratio, and sales to price ratio, which are combined in a proprietary method to create a composite factor. Constituents for the CRSP US Large Cap Growth Index are determined by ranking of companies in the top 85% of cumulative capitalization of CRSP US Total Market Index on the basis of factors including future long-term growth in earnings per share, future short-term growth in earnings per share, three-year historical growth in earnings per share, three-year historical growth in sales per share, current investment-to-assets ratio, and return on assets. The CRSP US Total Market Index is intended to capture 100% of the investable US public equity market.

Both Funds — Risk Factors

An investment in the Praxis Funds is subject to investment risks, including the possible loss of the principal amount invested. Generally, the Praxis Exchange-Traded Funds will be subject to the following additional risks, to varying degrees, based on their particular investment strategies. Some of these risks, like market risk, are principal risks for the Funds while other risks are non-principal risks. The Principal Investments Risks section for each Fund identifies which risks are principal risks for that Fund.

●	Authorized Participant Concentration Risk: Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Funds have a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.

●	Company Risk: Company risk refers to the risk that the market value of a Fund’s investments in common stock can vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company’s stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which a Fund invests largely determines the Fund’s long-term performance.

●	Credit Risk: Credit risk refers to the risk that an issuer or guarantor of a fixed income security in which a Fund invests might be unable or unwilling to meet its obligations and might not make interest or principal payments on a security when those payments are due. This could result in a loss to the Fund.

●	Cyber Security Risk: The Funds rely on interconnected digital and other technology systems and platforms to conduct their business operations. As a result, the Funds are exposed to cybersecurity risks and may be impacted by cybersecurity incidents involving the Funds or their service providers. Cybersecurity incidents may cause substantial harm to the Funds and their shareholders. Cyber security incidents may result in financial losses to a Fund and its shareholders; the inability of a Fund to transact business with its shareholders; delays or mistakes in the calculation of a Fund’s NAV or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; theft, loss, alteration, misuse or improper release of confidential shareholder or Fund information; violations of privacy and other laws; regulatory fines, penalties and remediation costs, including legal fees and other expenses; and reputational damage. While measures have been implemented that are designed to reduce cyber security risks, there is no guarantee that those measures will be effective, particularly since the Funds do not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

●	Index Investing Risk: Because an index fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index falls, you can expect a greater risk of loss than if the fund had a lower weighting to those securities. In addition, the performance of an index fund may vary from the performance of the index due to imperfect correlation between the fund’s holdings and the index. This is also known as tracking error. Tracking error results from imperfect correlation between the optimization and other techniques used to track the index, cash flows into the fund, expenses and transaction costs, and differences between the investments held by a fund and the composition of the index. Application of screens might also contribute to tracking error.

●	Industry Concentration Risk: In following its methodology, a Fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Fund’s index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries may subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

●	Interest Rate Risk: Interest rate risk refers to the risk that the value of the Funds’ fixed income securities can change in response to changes in prevailing interest rates or outlooks about future interest rates causing volatility and possible loss of value as rates increase. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated but may affect the value of your investment. In low interest rate environments, risks associated with rising interest rates are heightened.

●	Investment Style Risk: A Fund may be subject to growth style risk or value style risk depending upon the investment strategy and techniques used to manage the Fund. Growth investing seeks to identify companies that are expected to experience rapid earnings growth relative to value or other types of stocks and while growth companies may have the potential for above average growth, they may be subject to greater price volatility than “value” companies. Value investing seeks to identify companies that are trading at prices below their intrinsic worth and while they may have the potential to increase in price as the intrinsic value is recognized by the market, there is a risk that the determination about the company’s intrinsic value is incorrect or will not be reflected in an increased market price. A Fund that emphasizes one style will underperform funds that use other styles over certain periods when that style is out of favor or does not respond as positively to market or other events.

●	Large Shareholder Risk: Certain large shareholders, including Authorized Participants and other funds advised by the Adviser, may from time to time own a substantial amount of a Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. Dispositions of a large number of shares of the Fund by these shareholders may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the Fund to sell securities, which may increase the Fund’s brokerage costs. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

●	Market Risk: Market risk refers to the risk related to particular holdings of a Fund and investments in securities in general, and the daily fluctuations – including losses – in the securities markets and the value of Fund holdings. The value of securities held by a Fund may fall due to changes in the broader markets or circumstances specific to a particular company, such as its financial condition, sometimes rapidly and unpredictably. These price movements may result from factors affecting individual companies (as further described below in company risk), industries, sectors or securities markets as a whole, such as changes in economic or political conditions. Events in one market may impact other markets. Future events may impact a Fund in unforeseen ways. Traditional investments may experience periods of diminished liquidity. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Factors contributing to market risk and risk of loss include inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, changes to government policies or regulations, other governmental trade or market control programs and related geopolitical events.

Additional factors contributing to market risk and risk of loss include regional or global events such as war, terrorism, conflict, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a global infectious disease, negatively affected companies, markets and economies throughout the world, including those in which a Fund invests. The effects of this pandemic to public health and business and market conditions, including trading disruptions, may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s price volatility, exacerbate pre-existing political, social and economic risks to a Fund, and negatively impact broad segments of businesses and populations. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments and regulators may take actions in response to the pandemic that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or future epidemics or pandemics, is currently unknown and unpredictable.

●	New Fund Risk: A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

●	Non-Diversification Risk: Each Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

●	Optimization Risk: The Funds may use optimized index sampling. Optimized index sampling strategies do not attempt to purchase every security in an index, but instead purchase a sampling of securities using optimization and risk characteristic models. This process involves the analysis of tradeoffs between various factors (e.g. PE ratio, dividend yield, sustainability factors) as well as turnover and transaction costs in order to estimate optimal portfolio holdings based upon an index in order to achieve desired Fund exposures.

Optimized index sampling strategies do not seek to fully replicate an index. The Funds may hold constituent securities of an index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause the Fund’s return to be lower than if the Funds employed a fundamental investment approach to security selection with respect to that portion of its portfolio

●	Screening Risk: The application of Stewardship Investing screens to the available universes from which the Funds’ portfolio managers select securities may impact the performance of the Funds relative to unscreened portfolios following similar investment mandates. Funds applying Stewardship Investing screens may be adversely affected by certain economic and investment environments which may prevail for several years in a row. There may also be environments that benefit the Funds because certain underperforming sectors and industries are excluded from purchase.

●	Selection Risk: Selection risk refers to the risk that the securities selected for the Funds may underperform broader markets or securities selected by other funds with similar investment objectives and strategies.

●	Trading Risk: The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

The name, investment objective and policies of each Fund is similar to those of other funds advised by the Adviser. However, the investment results of the Funds may be higher or lower than, and there is no guarantee that the investment results of the Funds will be comparable to, any other of these funds.

A new fund or a smaller fund may be more significantly affected by purchases and redemptions of its Creation Units than a fund with relatively greater assets under management would be affected by purchases and redemptions of its shares. As compared to a larger fund, a new or smaller fund is more likely to sell a comparatively large portion of its portfolio to meet significant Creation Unit redemptions, or invest a comparatively large amount of cash to facilitate Creation Unit purchases, in each case when the fund otherwise would not seek to do so. Such transactions may cause funds to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also accelerate the realization of taxable income if sales of securities result in gains and the fund redeems Creation Units for cash, or otherwise cause a fund to perform differently than intended. While such risks may apply to funds of any size, such risks are heightened in funds with fewer assets under management. In addition, new funds may not be able to fully implement their investment strategy immediately upon commencing investment operations, which could reduce investment performance.

Additional Information about Risks

Please see the Statement of Additional Information (“SAI”) for more information about the Funds’ investment policies and risks.

Disclosure of Portfolio Holdings

On each business day, before the opening of regular trading on the listing exchange, each Fund will provide a full list of holdings daily on each business day, before the opening of regular trading on the listing exchange, each Fund will provide a full list of holdings on www.praxisinvests.com. Additional information about the Funds' policies and procedures regarding the disclosure of portfolio holdings is available in the SAI and on the Fund's website at www.praxisinvests.com.

Shareholder Information

Pricing of Fund Shares

How NAV Is Calculated

The per share net asset value (“NAV”) is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

NAV =
Total Assets - Liabilities

Number of Shares Outstanding

The NAV for each Fund is determined, and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4 p.m. Eastern Time each day (a “Business Day”) the NYSE is open for trading.

Each Fund’s securities, other than short-term debt obligations, are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by a method approved by the Funds’ Trustees. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost.

Business Days Defined

A business day for the Funds is generally a day that the New York Stock Exchange is open for business. The NYSE and the Funds will not open on the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (observed).

Buying and Selling Shares

Shares of a Fund may be acquired or redeemed directly from the Fund at NAV only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of the Prospectus. Only an Authorized Participant (as defined in the Creations and Redemptions section below) may engage in creation or redemption transactions directly with a Fund. Once created, shares of a Fund generally trade in the secondary market in amounts less than a Creation Unit.

Shares of the Funds are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day at market price like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged. Praxis Funds (the “Trust”) does not impose any minimum investment for shares of the Funds purchased on an exchange. Buying or selling a Fund’s shares involves certain costs that apply to all securities transactions. When buying or selling shares of a Fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of a Fund based on its trading volume and market liquidity, and is generally less if a Fund has more trading volume and market liquidity and more if the Fund has less trading volume and market liquidity.

Each Fund’s primary listing exchange is NYSE Arca, Inc. ("NYSE Arca"). The NYSE Arca is open for trading Monday through Friday and is closed on the holidays listed above under “Business Days Defined.”

Orders from authorized participants to create or redeem Creation Units will only be accepted on a Business Day. On days when the NYSE Arca closes earlier than normal, a Fund may require orders to create or redeem Creation Units to be placed earlier in the day.

The Funds’ Trustees have not adopted a policy of monitoring for frequent purchases and redemptions of the Funds’ shares (“frequent trading”) that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary markets for a Fund’s portfolio securities and the reflection of that change in a Fund’s NAV (“market timing”). The Funds’ Trustees believe this is appropriate because ETFs, such as the Funds, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of Fund shares remains at or close to NAV. Since the Funds issue and redeem Creation Units at NAV plus applicable transaction fees, and the Funds’ shares may be purchased and sold on the NYSE Arca at prevailing market prices, the risks of frequent trading are limited.

Section 12(d)(1) of the 1940 Act, restricts investments by registered investment companies and companies relying on Sections 3(c)(1) or 3(c)(7) of the 1940 Act in the securities of other investment companies. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with Praxis Funds.

The Funds and Foreside Financial Services, LLC (the “Distributor”) will have the sole right to accept orders to purchase shares and reserve the right to reject any purchase order in whole or in part.

Distribution of Fund Shares

The Distributor is the exclusive distributor of Creation Units of the Funds. The Distributor or its agent distributes Creation Units for a Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the investment policies of the Funds or the securities that are purchased or sold by the Funds.

The Board of Trustees of the Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of a Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in a Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of FINRA. The net income attributable to shares will be reduced by the amount of distribution fees and service fees and other expenses of a Fund.

Additional Payments to Broker-Dealers and Other Financial Intermediaries

The Adviser and/or its affiliates may pay out of their own assets and legitimate profits, compensation to broker-dealers, registered investment advisers or other financial intermediaries (each, a “Financial Intermediary”) for activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about the Funds or for other activities, such as participation in marketing activities and presentations, educational training programs, the support or purchase of technology platforms/ software and/or reporting systems. The Adviser and/or its affiliates may also make payments to Financial Intermediaries for certain printing, publishing and mailing costs associated with the Funds or materials relating to exchange-traded funds in general and/or for the provision of analytical or other data to the Adviser and/or its affiliates relating to the sales of Fund shares. In addition, the Adviser and/or its affiliates may make payments to Financial Intermediaries that make Fund shares available to their clients or for otherwise promoting the Funds, including through provision of consultative services to the Adviser and/or its affiliates relating to marketing of the Funds and/or sale of Fund shares and other Praxis Funds. Such payments, which may be significant to the Financial Intermediary, are not made by the Fund. Rather, such payments are made by the Adviser and/or its affiliates from their own resources, which may come directly or indirectly in part from management fees paid by the Funds. Payments of this type are sometimes referred to as marketing support or revenue-sharing payments. A Financial Intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the marketing support payments it is eligible to receive. Therefore, such payments to a Financial Intermediary create conflicts of interest between the Financial Intermediary and its customers and may cause the Financial Intermediary to recommend a Fund over another investment. More information regarding these payments is contained in the SAI. A shareholder should contact his or her Financial Intermediary’s salesperson or other investment professional for more information regarding any such payments the Financial Intermediary firm may receive from the Adviser and/or its affiliates.

Compensation from the Adviser and/or its affiliates consists of payments over and above any applicable Rule 12b-1 fees paid by the Funds. This compensation may take the form of incentives for health benefits and deferred compensation. To earn incentives, the Adviser may combine Fund sales with sales of other products offered by the Adviser and/or its affiliates, including insurance products. In addition, the Adviser may make payments, in the form of intra-company payments, out of its own assets and legitimate profits and at no additional cost to the Funds or shareholders, to its affiliates in consideration of the assets invested in the Funds through that affiliate or ongoing shareholder services provided by that affiliate to shareholders.

The Adviser may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who make Fund shares available to their customers.

Book Entry

The Depository Trust Company (“DTC”) serves as securities depository for the shares. The shares may be held only in book-entry form; stock certificates will not be issued. DTC, or its nominee, is the record or registered owner of all outstanding shares. Beneficial ownership of shares will be shown on the records of DTC or its participants (described below). Beneficial owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, to exercise any rights of a holder of shares, each beneficial owner must rely on the procedures of: (i) DTC; (ii) “DTC Participants,” i.e., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC; and (iii) “Indirect Participants,” i.e., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly, through which such beneficial owner holds its interests. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all shares for all purposes.

Creations and Redemptions

Prior to trading in the secondary market, shares of the Funds are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units or multiples thereof. Each “creator” or authorized participant (an “Authorized Participant”) enters into an authorized participant agreement with the Funds’ Distributor. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with a Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Funds’ transfer agent, generally takes place when an Authorized Participant deposits into a Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and/or a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a Fund and/or a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.

Only an Authorized Participant may create or redeem Creation Units directly with the Funds.

In the event of a system failure or other interruption, including disruptions at market makers or authorized participants, orders to purchase or redeem Creation Units either may not be executed according to the Funds’ instructions or may not be executed at all, or the Funds may not be able to place or change orders.

To the extent the Funds engage in in-kind transactions, the Funds intend to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

The in-kind arrangements are intended to protect ongoing shareholders from adverse effects on a Fund’s portfolio that could arise from frequent cash creation and redemption transactions and generally will not lead to a tax event for the Funds or their ongoing shareholders.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC Participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) and the applicable transaction fees is included in the Fund’s SAI.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, a “distribution,” as such term is used in the Securities Act may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

In addition, certain affiliates of the Fund and the Adviser may purchase and resell Fund shares pursuant to this Prospectus.

Dividends, Distributions and Taxes

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on the Impact Large Cap Value ETF and the Impact Large Cap Growth ETF are usually paid quarterly. Capital gains, if any, for all Funds are distributed at least annually. Dividends and other distributions on shares of a Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund. If you purchased your shares in the secondary market, your broker is responsible for distributing the income and capital gains distributions to you.

Capital gains from any sale of shares may be subject to applicable taxes. Generally, any such capital gains will be long-term or short-term depending on whether the holding period for the shares exceeds one year, except that any loss realized on shares held for six months or less will be treated as a long- term capital loss to the extent of any long-term capital gain dividends that were received on the shares. Additionally, any loss realized on a sale of shares of a Fund may be disallowed under the “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

A person who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the amount of any cash paid for such Creation Units. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received. The IRS, however, may assert that a loss realized upon an exchange of primarily securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units or redeeming Creation Units should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction.

Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if a Fund shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if a Fund shares (or securities surrendered) have been held for one year or less.

Cost basis information for sale transactions of shares purchased on or after January 1, 2012 is generally required to be reported to the IRS and shareholders. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, first-in, first-out or some other specific identification method. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders should contact the financial intermediary through which they purchased shares with respect to reporting of cost basis and available elections for their accounts.

Dividends generally are taxable as ordinary income. Distributions designated by a Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your Fund shares.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.

If a portion of a Fund’s income consists of dividends paid by U.S. corporations, a portion of the dividends paid by a Fund may be eligible for the dividends-received deduction for corporate shareholders.

An additional 3.8 percent Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year.

If more than 50 percent of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if at least 50 percent of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies, that Fund may elect to “pass through” to its shareholders the amount of foreign taxes paid or deemed paid by that fund. If that Fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, its pro rata share of the foreign taxes paid or deemed paid by that fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various limitations) as a foreign tax credit against federal income tax (but not both).

You will be notified no later than February each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders will generally be subject to U.S. withholding tax with respect to dividends received from a Fund and may be subject to U.S. estate tax with respect to their shares of a Fund. There is a penalty on certain pre-retirement distributions from retirement accounts.

This tax discussion is meant only as a general summary. Because each investor’s tax situation is unique, you should consult your tax adviser about the particular consequences to you of investing in the Funds.

FUND MANAGEMENT

The Investment Adviser

Praxis Investment Management, Inc. (“Praxis Investment Management” or the “Adviser”) serves as the investment adviser for each Fund. The main offices of Praxis are located at 1110 North Main Street, Goshen, Indiana 46528. Praxis is a separate corporate entity owned by Everence Holdings, Inc., and is a registered investment adviser with the Securities and Exchange Commission (“SEC”). As of December 31, 2024, the Adviser had approximately $2.8 billion in assets under management, solely attributable to the Praxis Funds. Subject to the oversight of the Board of Trustees, pursuant to the investment advisory agreement with each Fund, the Adviser is responsible for providing, or arrange for the provision of, investment advisory services to the Funds including investment selection, application of the Stewardship Investing screens and data integration. For the services provided pursuant to the investment advisory agreement, each of the Funds pays the Adviser a fee computed daily and paid monthly, at an annual rate, calculated as a percentage of the average daily net assets of that Fund as set forth below. The Adviser has managed screened and optimized index strategies since 2001. The Adviser has employed similar techniques, screening guidelines, and external research and optimization partners during this time, building a repeatable, process-oriented approach to investment management.

The Adviser has retained Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident” or the “Sub-Adviser”) as the investment sub-adviser to each Fund. The main offices of Vident are located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, GA 30009. As of December 31, 2024, Vident had approximately $12 billion in assets under management. Subject to supervision and oversight of the Adviser and the Board of Trustees, pursuant to the sub-advisory agreement for each Fund, the Sub-Adviser is responsible for managing the securities and other assets of each Fund, including the purchase, retention and disposition of the assets, in accordance with each Fund’s respective investment objectives, guidelines, policies and restrictions, and instructions from the Adviser. For the services provided to each Fund pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee, computed daily and paid monthly in arrears, based on the Fund’s average daily net assets, at the following annual rates: 0.04% up to $250 million, 0.035% on the next $250 million, and 0.030% above $500 million, subject to an annual minimum of $30,000. The Sub-Adviser has managed passively and actively managed ETFs for over a decade across various security classes, including domestic and international equities, fixed income, commodity and digital asset futures, and options.

A discussion regarding the basis for the Board of Trustees approving the Investment Advisory Agreement between the Funds and the Adviser and the Sub-Investment Advisory Agreement between the Adviser and the Sub-Adviser will be available in the Funds’ first Form N-CSR following its launch.

Praxis Exchange-Traded Funds

The Adviser makes the day-to-day investment decisions for each Fund and oversees the Sub-Adviser’s trading activities for the Funds. In addition, the Adviser continuously reviews, supervises and administers each Fund’s investment program, and is responsible for directing the Stewardship Investing aspects of each Fund’s program. For these advisory services, the Funds will pay the following management fees:

Percentage of average net assets
Impact Large Cap Value ETF	0.36%

Impact Large Cap Growth ETF	0.36%

Portfolio Managers

The following individuals serve as the portfolio managers for the Funds and are primarily responsible for the daily investment of the assets of the Funds:

Impact Large Cap Value ETF and Impact Large Cap Growth ETF

Adviser Portfolio Manager

Dale Snyder, CFA® — Dale Snyder has been a portfolio manager of the Impact Large Cap Value ETF and Impact Large Cap Growth ETF since inception. He joined Everence Financial in 1999 as an equity analyst and has held other investment roles since that time. Mr. Snyder holds a Bachelor’s degree in Business (minor in Economics) from Goshen (Ind.) College and a Masters in Business Administration from Indiana University. He is a CFA® charterholder.

Sub-Adviser Portfolio Managers

Austin Wen, CFA® — Austin Wen has been a portfolio manager of the Impact Large Cap Value ETF and Impact Large Cap Growth ETF since inception. Mr. Wen has served as a portfolio manager of the Sub-Adviser since 2016 and has over a decade of investment experience. Mr. Wen joined Vident in 2014 and was previously an analyst for Vident Financial (the Sub-Adviser’s former parent company), working on the development and review of investment solutions. He began his career as a State Examiner for the Georgia Department of Banking and Finance. Mr. Wen obtained a BA in Finance from the University of Georgia and holds the Chartered Financial Analyst designation.

Rafael Zayas, CFA® — Rafael Zayas has been a portfolio manager of the Impact Large Cap Value ETF and Impact Large Cap Growth ETF since inception. Mr. Zayas has over 15 years of trading and portfolio management experience. He became Senior Vice President, Head of Portfolio Management and Trading for the Sub-Adviser in June 2020. From 2017 to 2020, he was Senior Portfolio Manager – International Equity at the Sub-Adviser. Mr. Zayas graduated with a BS in Electrical Engineering from Cornell University. He also attained the Chartered Financial Analyst designation.

The SAI has more detailed information about the Adviser, Sub-Adviser and other service providers, as well as additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the applicable Fund.

The Distributor and Administrator

Foreside Financial Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04104, is the Funds’ distributor. Foreside Management Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04104, is the Funds’ administrator.

Financial Highlights

No financial information is provided for the Funds because they had not commenced operations as of the date of this Prospectus.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports:

The Funds’ annual and semi-annual reports to shareholders and Form N-CSR contain additional information on each Fund’s investments. In the Fund’s annual report (when available), you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Annual Reports and Semi-Annual Reports (when available), SAI, and other information such as the Funds’ financial statements (when available) by contacting the Funds at:

Praxis Funds
c/o U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-977-2947
Internet: www.praxisinvests.com(1)

You can review and get copies of the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission (“the Commission”). You can get text-only copies:

●	For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-1520 or calling (202) 551-8090, or by electronic request, by e- mailing the SEC at the following address: publicinfo@sec.gov.

●	Free on the EDGAR Database on the Commission’s website at http://www.sec.gov.

(1)	The Funds’ website is not a part of this prospectus.

Investment Company Act file no. 811-08056

Statement of Additional Information

Dated February 25, 2025 for:

Praxis Impact Large Cap Value ETF Ticker: PRXV Exchange: NYSE Arca

Praxis Impact Large Cap Growth ETF Ticker: PRXG Exchange: NYSE Arca

Each a separate Investment Portfolio of the Praxis Funds

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the most current prospectus for the Praxis Impact Large Cap Value ETF and Praxis Impact Large Cap Growth ETF dated February 25, 2025, as amended or supplemented from time to time, (the “Prospectus”). Praxis Impact Large Cap Value ETF and Praxis Impact Large Cap Growth ETF are hereinafter referred to individually as a “Fund” or the “Impact Large Cap Value ETF,” “Impact Large Cap Growth ETF,” respectively, and are hereinafter referred to collectively as the “Funds.” The Funds are separate investment portfolios of Praxis Funds (the “Trust”), an open-end management investment company that currently consists of 10 separate investment portfolios. This SAI is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Funds c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or by telephoning toll free (800) 977-2947.

STATEMENT OF ADDITIONAL INFORMATION

PRAXIS FUNDS

Praxis Funds (the “Trust”) is an open-end management investment company which currently offers 10 separate investment portfolios (each a “Fund” and collectively, the “Funds”). The Trust’s name was changed from “Praxis Mutual Funds” to “Praxis Funds” on February 21, 2025. Each Fund is a non-diversified portfolio of the Trust. Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund (“Shares”) should be made without first reading the Prospectus.

Each Fund is an exchange-traded fund that issues and redeems shares on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units are issued in exchange for portfolio securities and/or cash. Shares are listed and traded on an exchange. Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and in exchange for portfolio securities and/or cash. Shareholders who are not Authorized Participants (as defined herein), therefore, will not be able to purchase or redeem shares directly with or from a Fund. Instead, most shareholders who are not Authorized Participants will buy and sell shares in the secondary market through a broker.

EXCHANGE LISTING AND TRADING

Shares of each Fund are listed for trading and trade throughout the day on the Listing Exchange and other secondary markets. Shares of a Fund may also be listed on certain foreign (non-U.S.) exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Funds will continue to be met. The Listing Exchange may, but is not required to, remove the shares of a Fund from listing if: (i) the Listing Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act to the extent such Fund’s listing is conditioned upon reliance on Rule 6c-11; (ii) the Fund no longer complies with the applicable rules for continued listing on the Listing Exchange; (iii) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 beneficial owners of shares of the Fund; or (iv) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund. In the event a Fund ceases to be listed on an exchange, the Fund may cease operating as an “exchange-traded” fund and operate as a mutual fund, provided that shareholders are given advance notice.

As in the case of other publicly-traded securities, when you buy or sell shares through a financial intermediary you may incur a brokerage commission determined by that financial intermediary.

In order to provide additional information regarding the intraday value of shares of each Fund, the Listing Exchange or a market data vendor may disseminate every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated intraday indicative value (“IIV”) for each Fund as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIV and makes no representation or warranty as to the accuracy of the IIV.

The Trust reserves the right to adjust the share prices of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

Additional Information about Portfolio Instruments

The following discussion supplements the disclosure about the investment objectives, policies and risk factors of the Funds, as set forth in the Prospectus. Each of these policies and restrictions will be applied subject to all applicable investment objectives, policies and restrictions contained in the Prospectus, including the social responsibility criteria set forth in the Prospectus. Throughout this section, except as otherwise indicated, “Adviser” includes the Sub-Adviser for the Funds.

1

Bank Obligations. Each Fund may invest in bank obligations such as bankers’ acceptances, certificates of deposit and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (“FDIC”).

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Funds may purchase commercial paper consisting of issues rated at the time of purchase “A-2” or better by S&P, “Prime-2” or better by Moody’s or such issues with comparable ratings by other nationally recognized statistical rating organizations (“NRSROs”). The Funds may also invest in commercial paper that is not rated but is determined by the Adviser under guidelines established by the Board of Trustees, to be of comparable quality.

Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

Variable and Floating Rate Notes. The Funds may acquire variable and floating rate notes. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be limited to notes that are determined by the Adviser under guidelines approved by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note were to default on its payment obligations, and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

Government Related Securities. The Funds may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government (“Government Related Securities”). Certain Government Related Securities are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association (“GNMA”). Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Federal Home Loan Mortgage Corporation (“FHLMC”), and Tennessee Valley Authority, or only by the credit of the issuing agency, such as Federal Farm Credit Banks. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

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Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events financed by the issuer’s taking on additional debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

Foreign Investments. Each of the Funds may, subject to its investment objectives and policies, invest in certain obligations or securities of foreign issuers. Permissible investments include, but are not limited to, Eurobonds, which are U.S. dollar denominated debt securities issued by corporations located in Europe, Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States (primarily Europe), Yankee Certificates of Deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits, which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including sponsored and unsponsored American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”), and securities purchased on foreign securities exchanges, may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less trading volume and, therefore, many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Forward Foreign Currency Exchange Contracts. The Funds may engage in foreign currency exchange transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (“Term”) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

The Funds will not enter into such forward contracts or maintain a net exposure in such contracts where a Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund’s securities or other assets denominated in that currency. Each Fund’s custodian bank segregates cash or liquid high-grade debt securities in an amount not less than the value of the Fund’s total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign security. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Fund’s commitments with respect to such contracts.

Foreign Currency Options. The Funds may engage in foreign currency options. A foreign currency option provides a Fund, as the option buyer, with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

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A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if a Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, such Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

Options Trading. Options trading is a specialized activity that entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer’s risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a stock or bond index provides the holder with the right to make or receive a cash settlement upon the exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

A Fund’s obligation to sell a security subject to a covered call option written by it may be terminated prior to the expiration date of the option by the execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, would not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

When a Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of the deferred credit is subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, a Fund may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and a Fund will realize a gain or loss. Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short- term capital losses.

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As noted previously, there are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Futures Contracts. The Funds are operated pursuant to an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act, as amended (the “CEA”), and, therefore, are not subject to regulation as a commodity pool or commodity pool operator under the CEA. As discussed in the Prospectus, the Funds may invest in futures contracts and options thereon (stock or bond index futures contracts or interest rate futures or options) to hedge or manage risks associated with a Fund’s securities investments. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to hedge or manage risks effectively.

Successful use of futures by a Fund is also subject to the Adviser’s ability to predict movements correctly in the direction of the market. There is an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which, at times, could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Swap Agreements. The Funds may enter into interest rate swaps, swaps on specific securities, currency swaps and other types of swap agreements such as caps, collars, floors, and credit derivatives and options thereon. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a “notional principal amount,” in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

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The Funds may enter into event linked swaps, including credit default swaps. The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund’s exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield.

The Funds usually enter into interest rate swaps on a net basis. The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If a Fund enters into a swap on other than a net basis, the Fund will designate the full amount of the Fund’s obligations under each such swap. A Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange (the “NYSE”) or other entities determined by the Adviser to be creditworthy. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund’s rights as a creditor.

The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become increasingly liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that a Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms the Adviser believes are advantageous to such Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that a Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the Securities and Exchange Commission (the “SEC”) to be illiquid and, together with other investments in a Fund that are not readily marketable, will not exceed 15 percent of the Fund’s total net assets.

The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of a Fund’s portfolio securities and depends on the Adviser’s ability to predict correctly the direction and degree of movements in interest rates. Although the Funds believe that use of the hedging and risk management techniques described above will benefit the Funds, if the Adviser’s judgment about the direction or extent of the movement in interest rates is incorrect, a Fund’s overall performance would be worse than if it had not entered into any such transactions. For example, if a Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

Asset Swaps. The Funds will be permitted to purchase asset swaps where the underlying issue would otherwise be eligible for purchase by the Fund. An asset swap is a structure in which a security, for example a convertible bond, which has various components, is divided into those components which are sold to different investors. With a convertible bond asset swap, the equity component of the bond is separated from the fixed income component through the use of a swap. The result of the transaction for the purchaser of the fixed income component is that it obtains exposure to the issuer which is similar to the exposure it would have received had it purchased a traditional fixed income instrument of the issuer. Counterparty risk is the primary risk of asset swaps.

When-Issued Securities. The Funds may purchase securities on a when-issued basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when-issued basis, cash or liquid portfolio securities equal to the amount of the commitment will be segregated. Normally, portfolio securities will be set aside to satisfy the purchase commitment, and, in such a case, the Fund may be required subsequently to set aside additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, the Fund’s liquidity and the ability of the Adviser to manage it might be affected.

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When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Funds will engage in when-issued delivery transactions only for the purpose of acquiring portfolio securities consistent with the Funds’ investment objectives and policies, not for investment leverage.

Rights and Warrants. Each Fund may participate in rights offerings and purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ or warrants’ expiration. Also, the purchase of rights or warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Medium-Grade Debt Securities. Each Fund may invest in debt securities within the fourth highest rating group assigned by a NRSRO or, if unrated, securities determined by the Adviser to be of comparable quality (“Medium-Grade Securities”).

As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security’s value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Medium-Grade Securities are considered to have speculative characteristics.

Medium-Grade Securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of Medium- Grade Securities are generally subject to greater market risk and, therefore, react more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.

Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Funds to sell such securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited.

Particular types of Medium-Grade Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other Medium-Grade Securities. Some Medium-Grade Securities in which the Funds may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that the Funds may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Adviser conducts its own independent credit analysis of Medium- Grade Securities.

Illiquid and Restricted Securities. The Funds may invest up to 15% of its net assets in illiquid securities. Illiquid securities are any investment that the Funds reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation for an indefinite period of time. The Funds might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders.:

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Illiquid securities may include, among other things, (i) private placements or restricted securities (i.e. Rule 144A securities and Section 4(2) commercial paper) subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”)); (ii) securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers); (iii) repurchase agreements maturing in more than 7 calendar days; (iv) private equity investment; and (v) OTC options and other derivative securities.:

Under procedures adopted by the Board of Trustees, the Trust has designated a Liquidity Committee to assess the liquidity risk of each Fund based on factors specific to a Fund. In making this determination, the Liquidity Committee will consider, as it deems appropriate under the circumstances and among other factors: (i) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including whether the investment strategy is suitable for an open-ended structure; (ii) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the use of borrowings for investment purposes (whether from a bank or through financing transactions such as repurchase agreements and short sales); (iv) short-term and long- term cash flow projections during both normal and reasonably foreseeable stressed conditions; and (vi) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Securities of Other Investment Companies. Each Fund may invest in securities issued by other funds, including those advised by the Adviser to the extent permitted by the 1940 Act and the SEC. As a shareholder of another investment company, a Fund would generally bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose distribution or other charges in connection with the purchase or redemption of their shares and other types of charges. Such charges will be payable by the Funds and, therefore, will be borne directly by Shareholders.

Repurchase Agreements. Securities held by each Fund may be subject to repurchase agreements. As discussed in the Prospectus, each Fund may borrow funds for temporary purposes by entering into repurchase agreements in accordance with that Fund’s investment restrictions. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the FDIC and registered broker-dealers that the Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed- upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement would be required to maintain continually the value of collateral held pursuant to the agreement at an amount equal to 102 percent of the repurchase price marked to market daily (including accrued interest). The securities held subject to repurchase agreements may bear maturities exceeding the maximum maturity specified for a Fund, provided each repurchase agreement matures in one year or less. If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending legal action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities. Securities subject to repurchase agreements will be held by the Custodian or another qualified custodian. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Reverse Repurchase Agreements. As discussed in the Prospectus, each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with that Fund’s investment restrictions. Pursuant to a reverse repurchase agreement, a Fund would sell portfolio securities to financial institutions such as banks and broker- dealers and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as Government Related Securities or other liquid, high grade debt securities consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest) and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

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Securities Lending. In order to generate additional income, each Fund may from time to time, but is not required to, subject to its investment objective and policies, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities pursuant to agreements requiring that the loans be secured by collateral equal in value to 102 percent of the value of the securities loaned. Collateral for loans of portfolio securities must consist of: (1) cash in U.S. dollars; (2) obligations issued or guaranteed by the U.S. Treasury or by any agency or instrumentality of the U.S. Government; or (3) irrevocable, non-transferable, stand-by letters of credit issued by banks domiciled or doing business within the U.S. and meeting certain credit requirements at the time of issuance. This collateral will be valued daily. Should the market value of the loaned securities increase, the borrower is required to furnish additional collateral to that Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest received on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, each Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment, assuming the Fund receives sufficient advance notice of the matter. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default or enter into bankruptcy, each Fund will have the contract right to retain the collateral described above. A Fund will enter into loan agreements only with broker-dealers, banks, or other institutions that the Adviser has determined are creditworthy under guidelines established by the Board of Trustees.

Community Development Investing. Each Fund is permitted to invest up to 3 percent of its total assets in community development investments, including investments in community developments notes (“CDI Notes”), which are variable rate notes issued by various unaffiliated organizations to fund community development initiatives. CDI Notes may be rated below investment grade if they are rated by independent rating organizations and are treated by the Funds as illiquid assets. Through their community development investment program, including investments in CDI Notes, the Funds demonstrate their commitment to the creative use of market tools to make a direct financial impact on disadvantaged individuals and their communities and, specifically, to assist them in utilizing existing resources of ability and human potential to create long-term sustainability and self-sufficiency. The Funds typically invest in CDI Notes issued by third-party organizations.

CDI Notes typically offer a rate of return below the then-prevailing market rates, which means they are expected to underperform other debt instruments in which a Fund otherwise might invest. In addition, the CDI Notes are considered illiquid and below-investment grade. Illiquid securities may be difficult to sell in the ordinary course at the approximate price at which they are valued. Below-investment grade securities involve a greater risk of default or price decline than higher grade securities.

Investment Restrictions

Fundamental Investment Restrictions. The following are fundamental investment restrictions that may be changed only by the affirmative vote of a majority of the outstanding Shares of a Fund (as defined below). Under these restrictions:

1.  Each Fund may not borrow money, except as permitted by or to the extent not prohibited by, applicable securities laws, rules, regulations, or exemptions, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time;

2.  Each Fund may not issue senior securities, except as permitted by or to the extent not prohibited by, applicable securities laws, rules, regulations, or exemptions, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time;

3.  Each Fund may not act as an underwriter of securities of other issuers, except as permitted by or to the extent not prohibited by, applicable securities laws, rules, regulations, or exemptions, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time;

4.  Each Fund may not purchase real estate or any interest therein, except as permitted by or to the extent not prohibited by, applicable securities laws, rules, regulations, or exemptions, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time;

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5.  Each Fund may not purchase or sell commodities, except as permitted by or to the extent not prohibited by, applicable securities laws, rules, regulations, or exemptions, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time;

6.  Each Fund may not make loans, except as permitted by or to the extent not prohibited by, applicable securities laws, rules, regulations, or exemptions, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time;

7.  Each Fund may not invest in a security if, as a result of such investment, more than 25 percent of its net assets would be invested in the securities of issuers in any particular industry or group of industries, provided this restriction does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (or repurchase agreements with respect thereto) or securities of other investment companies; except that each Fund may concentrate in an industry or group of industries if its underlying index is concentrated in such industry or group of industries.

Non-Fundamental Summaries of Current Legal Requirements Related to Certain Investment Restrictions. This section summarizes current legal requirements applicable to the Funds with respect to certain of the fundamental investment restrictions listed above. The current legal requirements are subject to change at any time and this section may be revised at any time to reflect changes in legal requirements or to further clarify existing requirements. No part of this section constitutes a fundamental policy or a part of any of the above fundamental investment restrictions. The discussion in this section provides summary information only and is not a comprehensive discussion. It does not constitute legal advice. Investors who are interested in obtaining additional detail about these requirements should consult their own counsel.

With respect to Investment Restriction 1 (borrowing): Currently, the 1940 Act permits mutual funds to engage in borrowing subject to certain limits. The 1940 Act essentially permits a Fund to borrow under two scenarios. First, a Fund is permitted to borrow from banks provided it maintains “asset coverage of at least 300 percent” for all borrowings, which means a mutual fund generally can borrow from banks but has a borrowing limit equal to 1/3 of its total assets after the borrowing (for example, a fund with $100 million in assets could borrow $50 million, because $50 million is 1/3 of $150 million). Second, a Fund is permitted to borrow from banks or other lenders in an amount up to 5 percent of its total assets for temporary purposes.

With respect to Investment Restriction 2 (issuing senior securities): Currently, the 1940 Act generally prohibits mutual funds from issuing “senior securities.” The 1940 Act defines a “senior security” generally to mean “any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.” In other words, a senior security is an obligation that has priority over (or is senior to) a Fund’s shares with respect to the payment of dividends or the distribution of fund assets. Borrowing, as described above in Investment Restriction 1, is an exception to this general prohibition. Certain investment practices that might be considered to create senior securities, such as entering into reverse repurchase agreements, are permissible under current law so long as a fund takes certain steps to address potential senior security concerns. For example, in reliance on guidance from the SEC, mutual funds generally may enter into reverse repurchase agreements so long as they earmark liquid assets to cover the obligation created by the reverse repurchase agreement and their investment strategies and policies do not prohibit those practices.

With respect to Investment Restriction 3 (underwriting): Currently, under the 1940 Act and other federal securities laws, a fund is considered an “underwriter” if the fund participates in the public distribution of securities of other issuers, which involves purchasing the securities from an issuer with the intention of reselling the securities to the public. A fund that purchases securities in a private transaction for investment purposes and later sells those securities to institutional investors in a restricted sale could, under one view, technically be considered to be an underwriter of those securities. Under current legal requirements, Investment Restriction 3 permits a Fund to sell securities in this circumstance.

With respect to Investment Restriction 7 (concentration): In applying its concentration policy to its investments, if any, in other investment companies, a Fund will consider the concentration policies of those other investment companies.

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Non-fundamental Investment Restrictions. The following additional investment restrictions are not fundamental and may be changed with respect to a particular Fund without the vote of a majority of the outstanding Shares of that Fund. Each Fund may not:

1.  Enter into repurchase agreements with maturities in excess of seven days if such investments, together with other instruments in that Fund that are not readily marketable or are otherwise illiquid, exceed 15 percent of that Fund’s net assets;

2.  Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures;

3.  Engage in short sales;

4.  Purchase participation or direct interests in oil, gas or other mineral exploration or development programs including oil, gas, or mineral leases (although investments by the Funds in marketable securities of companies engaged in such activities are not prohibited in this restriction);

5.  Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, reorganization or to the extent permitted by the 1940 Act and the SEC;

6.  Invest more than 5 percent of total assets in puts, calls, straddles, spreads, or any combination thereof;

7.  Invest more than 5 percent of total assets in securities of issuers which, together with any predecessors, have a record of less than three (3) years of continuous operation; or

8.  Purchase or retain the securities of any issuer if the officers or Trustees of the Trust or the officers or Directors of the Advisers who individually own beneficially more than 1/2 of 1 percent of the securities of the issuer or together own beneficially more than 5 percent of the securities of that issuer.

Except as may otherwise be required pursuant to applicable regulatory requirements regarding asset coverage for transactions involving leverage or potential leverage, if any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

Portfolio Turnover

The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, with certain adjustments in accordance with applicable legal requirements. The calculation excludes all securities whose remaining maturities at the time of acquisition were one (1) year or less.

Portfolio turnover for the Funds may vary greatly from year to year as well as within a particular year. Variations in turnover rate may be due to the fluctuating volume of shareholder purchase and redemption orders, market conditions and/or changes in the portfolio manager’s investment outlook. High turnover rates will generally result in higher transaction costs to a Fund. Portfolio turnover will not be a limiting factor in making investment decisions.

Disclosure of Portfolio Holdings Policy

The Board of Trustees has approved a Disclosure of Portfolio Holdings Policy for the Trust (the “Policy”). On each business day, before the opening of regular trading on the listing exchange, each Fund will provide a full list of holdings daily on each business day, before the opening of regular trading on the listing exchange, each Fund will provide a full list of holdings on www.praxisinvests.com.  In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash amounts is publicly disseminated daily prior to the opening of the listing exchange via the National Securities Clearing Corporation (“NSCC”), a clearing agency that is registered with the SEC. The basket represents one Creation Unit of a Fund.

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The Funds may provide non-public information regarding their portfolio holdings to their service providers where relevant to duties to be performed for the Funds. Recipients are obligated to maintain the confidentiality of that information and are prohibited from trading based on that non-public information. Such service providers include fund accountants, business managers and administrators, investment advisers, custodians, independent public accountants, and attorneys. Neither the Funds nor any service provider to the Funds may disclose material information about the Funds’ holdings, trading strategies implemented or to be implemented in the Funds or about pending transactions in the Funds to other third parties except in certain limited circumstances:

●	through disclosure in a copy of a Fund’s latest annual or semi-annual report;
●	in marketing materials, provided the portfolio holdings disclosed in the materials are at least 15 days old; or when a Fund has a legitimate business purpose for doing so and the recipients are subject to a confidentiality agreement, or the Board of Trustees has determined that the policies of the recipient are adequate to protect the information that is disclosed. Such disclosures must be authorized by the Funds’ President or Treasurer and shall be periodically reported to the Board of Trustees.

Neither the Funds nor any service provider, including any investment adviser, may enter into any arrangement to receive any compensation or consideration, directly or indirectly, in return for the disclosure of non-public information about the Funds’ portfolio holdings. The Chief Compliance Officer (“CCO”) is responsible for overseeing compliance with all Fund policies and procedures, including the Policy. The Policy may not be waived, or exceptions made, without the consent of the Board of Trustees. The Board of Trustees has approved this Policy and will review any material changes to this Policy, as well as periodically review categories of persons or entities receiving non-standard disclosure. The Board of Trustees may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Policy.

NET ASSET VALUE

As indicated in the Prospectus, the NAV of each Fund is determined, and its shares are priced, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each Business Day of the Trust. A “Business Day,” which is defined in the Prospectus, is generally a day that the New York Stock Exchange is open for business. The NYSE and the Funds will not open on the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (observed).

Valuation of Portfolio Securities — As disclosed in the Prospectus, each Fund’s securities generally are valued at current market prices or, for debt obligations with remaining maturities of 60 days or less, at amortized cost. Securities for which market quotations are not readily available will be valued at fair value as determined by methods approved in good faith by the Board of Trustees. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon that security’s sale.

The following factors, among others, may be considered when determining whether a security is illiquid: the legal or contractual limitations on the transferability or sale of a security, the frequency of trades or quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, and the nature of the security and the marketplace (for example, the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). The valuation of a particular security depends upon the circumstances related to that security. As a general principle, the valuation will reflect the amount that the Fund would reasonably expect to receive from a knowledgeable purchaser in a current sale. The following methods, among others, may be used when fair valuing securities: multiple of earnings, multiple of book value, discount from market of a similar but freely traded security, purchase price of the security, subsequent private transactions in the security or a related security, or a combination of these methods. The following factors, among others, may be used when fair valuing securities: the fundamental analytical data relating to the investment, the nature and duration of restrictions on disposition of the securities, the evaluation of the forces which influence the market in which the securities are purchased and sold, the type of security, financial statements, the cost at date of purchase, the size of the holding, special reports prepared by analysts or others, information as to any transactions or offers with respect to the security, the pricing history of the security, whether any dealer quotes are available, whether recent sales reflect orderly market transactions, and any other factors deemed relevant. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

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Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the Investment Adviser or Sub-Adviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Fund’s “Valuation Designee” in accordance with procedures approved by the Board of Trustees.

Pricing Services — The Adviser may use a pricing service to value certain portfolio securities when the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices.

CREATIONS AND REDEMPTIONS OF SHARES

The Trust issues and sells shares of each Fund only in Creation Units, generally in exchange for cash, or in certain circumstances, a basket of securities and/or instruments (the “Deposit Securities”) together with a deposit of a specified cash payment (the “Cash Component”), if any, on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Participant Agreement (as defined below), on any Business Day (as defined above).

A transaction fee is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants (as defined below) will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. A Fund may adjust the transaction fee from time to time, and a Fund may waive all or a portion of its applicable transaction fee. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. Specifically, a Fund may charge an additional variable fee for creations and redemptions in cash to offset brokerage and other impact expenses associated with the cash transaction. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Instruments to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the securities received on redemption from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services. In no event will fees charged by a Fund in connection with a redemption exceed 2% of the value of each Creation Unit. To the extent a Fund does not recoup the amount of transaction costs incurred in connection with a purchase or redemption (because of the 2% cap or otherwise), those transaction costs will be borne by the Fund and may negatively affect the Fund’s performance.

In its discretion, the Adviser reserves the right to increase or decrease the number of the Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than its regularly scheduled closing time. The Trust reserves the right to reprocess creation and redemption transactions that were initially processed at a NAV other than the Fund’s official closing NAV (as each may be subsequently adjusted), and to recover amounts from (or distribute amounts to) Authorized Participants based on the official closing NAV. The Trust reserves the right to advance the time by which creation and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

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Fund Deposit

The consideration for purchase of Creation Units may consist of Deposit Securities and/or the Cash Component. Together, the Deposit Securities and Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The portfolio of securities required may be different than the portfolio of securities such Fund will deliver upon redemption of Fund shares.

The function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant. The Cash Component may also include a “Dividend Equivalent Payment,” which enables a Fund to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by a Fund with ex- dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for a Fund and ends on the next ex-dividend date.

The Custodian, through the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the identity and the required number or amount of each Deposit Security and the amount of the Cash Component (or cash deposit) to be included in the current Fund Deposit (based on information at the end of the previous Business Day). Such Fund Deposit is applicable, subject to any adjustments, as described below, in order to effect purchases of Creation Units of that Fund until such time as the next-announced composition of a Fund Deposit is made available.

Procedures of Creating Creation Units

To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be a member or participant of a clearing agency registered with the SEC, which has a written agreement with a Fund or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of Creation Units (a “Participant Agreement,” and such participants, an “Authorized Participant”). All shares of the Fund, however created, will be entered on the records of DTC in the name of its nominee for the account of a participant of DTC (“DTC Participant”).

Except as described below, and in all cases subject to the terms of the applicable Participant Agreement, all orders to create Creation Units of a Fund must be received by the Transfer Agent no later than the closing time of the regular trading session of the Exchange (“Order Cutoff Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed for creation of Creation Units to be effected based on the NAV of shares of such Fund as next determined after receipt of an order in proper form. A “Custom Order” may be placed by an Authorized Participant in the event that a Fund accepts (or delivers, in the case of a redemption) a basket of securities and/or cash that differs from a basket of Deposit Securities and/or cash published or transacted on a Business Day (discussed below). Custom Orders must be received by the Transfer Agent at such earlier time as provided in the Participant Agreement and/or applicable order form. On days when the Exchange closes earlier than normal (such as the day before a holiday), a Fund requires standard orders to create Creation Units to be placed by the earlier closing time and Custom Orders to create Creation Units must be received no later than one hour prior to the earlier closing time.

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Notwithstanding the foregoing, the Trust may, but is not required to, permit Custom Orders until 4:00 p.m., Eastern time, or until the market close (in the event the Exchange closes early). The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant through the Transfer Agent’s electronic order system or by telephone or other transmission method acceptable to the Transfer Agent and approved by the Distributor pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent, Distributor or an Authorized Participant.

All investor orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (to provide for payments of cash). Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Fund will have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor. A limited number of broker-dealers are expected to execute a Participant Agreement and only a small number of such Authorized Participants are expected to have international capabilities.

Creation Units may be created in advance of the receipt by the Trust of all or a portion of the Fund Deposit. In such cases, the Authorized Participant will remain liable for the full deposit of the missing portion(s) of the Fund Deposit and will be required to post collateral with the Trust consisting of cash at least equal to a percentage of the marked to market value of such missing portion(s) that is specified in the Participant Agreement. The Trust may use such collateral to buy the missing portion(s) of the Fund Deposit at any time and will subject such Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of such collateral. The Trust will have no liability for any such shortfall. The Trust will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received by the Transfer Agent and deposited into the Trust.

Orders for Creation Units that are affected outside the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”) are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Acceptance of Creation Orders

The Trust reserves the right to reject a creation order transmitted to it by the Distributor, for any reason, provided that such action does not result in a suspension of sales of Creation Units in contravention of Rule 6c-11 and the SEC’s positions thereunder. For example, a Fund may reject or revoke acceptance of a creation order when: (a) the order is not in proper form; (b) the creator or creators, upon obtaining the shares, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered are not as specified by the Administrator, as described above; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include, without limitation, acts of God or public service or utility problems such as earthquakes, fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; wars; civil or military disturbances, including acts of civil or military authority or governmental actions; terrorism; sabotage; epidemics; riots; labor disputes; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, the NSCC or any other participant in the creation process, and similar extraordinary events. The Transfer Agent will notify an Authorized Participant if an order is rejected. The Trust, the Custodian, any sub-custodian, the Distributor and the Transfer Agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits to Authorized Participants nor shall any of them incur any liability to Authorized Participants for the failure to give any such notification. All questions as to the amounts of the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

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Portfolio Trading by Authorized Participants

When creation or redemption transactions consist of cash, the transactions may require a Fund to contemporaneously transact with broker-dealers for purchases or sales of portfolio securities, as applicable. Depending on the timing of the transactions and certain other factors, such transactions may be placed with the purchasing or redeeming Authorized Participant in its capacity as a broker-dealer or with its affiliated broker-dealer and conditioned upon an agreement with the Authorized Participant or its affiliated broker- dealer to transact at guaranteed prices in order to reduce transaction costs incurred as a consequence of settling creations or redemptions in cash rather than in-kind. Specifically, following the Fund’s receipt of a creation or redemption order, to the extent such purchases or redemptions consist of a cash portion, a Fund may enter an order with the Authorized Participant or its affiliated broker-dealer to purchase or sell the portfolio securities, as applicable. Such Authorized Participant or its affiliated broker-dealer will be required to guarantee that a Fund will achieve execution of its order at a price at least as favorable to a Fund as the Fund’s valuation of the portfolio securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order. Whether the execution of the order is at a price at least as favorable to a Fund will depend on the results achieved by the executing firm and will vary depending on market activity, timing, and a variety of other factors. An Authorized Participant is required to deposit an amount with a Fund in order to ensure that the execution of the order on the terms noted above will be honored on orders arising from creation transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the Fund’s valuation of the portfolio securities, the Authorized Participant or its affiliate as broker dealer receives the benefit of the favorable executions and the deposit is returned to the Authorized Participant. If, however, the broker-dealer executing the order is unable to achieve a price at least equal to the Fund’s valuation of the securities, a Fund retains the portion of the deposit equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and may require the Authorized Participant to deposit any additional amount required to cover the full amount of the actual execution transaction.

An Authorized Participant agrees to pay the shortfall amount in order to ensure that a guarantee on execution will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the Fund’s valuation of the portfolio securities, the Authorized Participant or its affiliate as broker dealer receives the benefit of the favorable executions. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the Fund’s valuation of the securities, a Fund will be entitled to the portion of the offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions, or other costs).

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form on a Business Day and only through a Participating Party or DTC Participant who has executed a Participant Agreement. A Fund will not redeem shares in amounts less than Creation Units (except a Fund may redeem shares in amounts less than a Creation Unit in the event a Fund is being liquidated). Beneficial owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Authorized Participants should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit. All redemptions are subject to the procedures contained in the applicable Participant Agreement.

With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity and number or amount of the Fund’s securities (“Fund Securities”) and/or an amount of cash that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. All orders are subject to acceptance by the Distributor. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

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Unless cash-only redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit will generally consist of Fund Securities – as published on the Business Day of the request for a redemption order received in proper form – plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee and variable fees described below. Notwithstanding the foregoing, the Trust reserves the right to deliver a basket of securities and/or cash that differs from a basket of Fund Securities and/or cash published or transacted on a Business Day, or to substitute an amount of cash (a “cash-in-lieu” amount) to be added to the Cash Component to replace any Fund Security. Where “cash-in-lieu” is used, the amount of cash paid out in such cases will be equivalent to the value of the instrument listed as a Deposit Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by an Authorized Participant.

Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and a Fund reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant, or a beneficial owner of shares for which it is acting, subject to a legal restriction with respect to a particular security included in the redemption of a Creation Unit may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming beneficial owner of shares that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act. The Authorized Participant may request the redeeming beneficial owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal by a Fund of securities it owns or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC.

If the Trust determines, based on information available to the Trust when a redemption request is submitted by an Authorized Participant, that (i) the short interest of a Fund in the marketplace is greater than or equal to 100% and (ii) the orders in the aggregate from all Authorized Participants redeeming Fund shares on a Business Day represent 25% or more of the outstanding shares of the Fund, such Authorized Participant will be required to verify to the Trust the accuracy of its representations that are deemed to have been made by submitting a request for redemption. If, after receiving notice of the verification requirement, the Authorized Participant does not verify the accuracy of its representations that are deemed to have been made by submitting a request for redemption in accordance with this requirement, its redemption request will be considered not to have been received in proper form.

MANAGEMENT OF THE TRUST

Trustees and Officers

Overall responsibility for management of the Trust rests with its Board of Trustees. Like most funds, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as the Adviser, the Sub-Adviser, the Distributor, the Business Manager and Administrator, the Financial Administrator and Fund Accountant, the Custodian and the Transfer Agent. The Board of Trustees has appointed senior employees of certain of these service providers as officers of the Trust, with responsibility for supervising actively the day-to-day operations of the Trust and reporting back to the Board of Trustees on Company operations. The Board of Trustees has also appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board of Trustees on compliance matters. From time to time, one or more members of the Board of Trustees may meet with management in less formal settings, between scheduled meetings of the Board of Trustees, to discuss various topics. In all cases, however, the role of the Board of Trustees and any individual Trustee is one of oversight and not of active management of the day-to-day operations or affairs of the Trust.

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Board Structure and Leadership

The Board of Trustees has structured itself in a way that it believes allows it to perform its oversight function effectively. It has established two standing committees: an Audit Committee and a Nominating and Governance Committee. At least 75 percent of the Trustees are Independent Trustees. The Chairperson of the Board of Trustees is an Independent Trustee. The Independent Chair plays a significant role in helping to set the agenda, presides over Independent Trustee sessions, and serves as a liaison between the Independent Trustees and management. The Independent Trustees, including the Independent Chair, help identify matters for consideration by the Board of Trustees and follow up by management. The Independent Trustees have also engaged their own independent legal counsel to advise them on matters relating to their responsibilities in connection with the Trust. Given the importance of ensuring effective, independent oversight and decision making, the Board of Trustees has adopted a principle of corporate governance requiring that whenever the Chairperson is not deemed to be an Independent Trustee, a Lead Independent Trustee will be appointed. The Board of Trustees reviews its structure no less frequently than annually. The Board of Trustees believes that its current leadership structure, including the composition of the Board of Trustees and its Committees, is an appropriate means to provide effective oversight on behalf of shareholders.

Risk Oversight

As part of its oversight of the management and operations of the Trust, the Board of Trustees also has a risk oversight role, which includes (without limitation) the following: (i) requesting and reviewing reports on the operations of the Funds; (ii) reviewing compliance reports and approving certain compliance policies and procedures of the Funds and their service providers; (iii) working with management to help identify key risk areas; (iv) meeting with management to consider areas of risk and to seek assurances that adequate resources are available and appropriate plans are in place to address risks; (v) meeting with service providers, including Fund auditors, to review Fund activities; and (vi) meeting with the Chief Compliance Officer and other officers of the Trust and its service providers to receive information about compliance, and risk assessment and management matters; and (vii) meeting regularly with independent legal counsel. This risk oversight function is exercised primarily through the Audit Committee and the full Board of Trustees, and also may be exercised by the Independent Trustees during executive sessions or on an ad hoc basis. The Board of Trustees has emphasized to the Adviser the importance of maintaining rigorous risk management programs at the Adviser and other service providers. Risk management is a standing agenda item at the quarterly meetings of the Board of Trustees, and risk topics are considered at full meetings of the Board of Trustees, Audit Committee meetings, and executive sessions of the Independent Trustees.

The Board of Trustees recognizes that not all risks which may affect the Funds can be identified, that it may not be practical or cost- effective to eliminate or mitigate certain risks, that it may be necessary for the Funds to bear certain risks (such as disclosed investment- related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and other factors, the oversight of risk management by the Board of Trustees is subject to practical limitations. Nonetheless, the Board of Trustees expects Company service providers to implement rigorous risk management programs.

Trustee Attributes

The Board of Trustees believes that each of the Trustees has the qualifications, experiences, attributes and skills (“Trustee Attributes”) appropriate to continued service as a Trustee of the Trust in light of the Trust’s business and structure. The Board of Trustees has established a Nominating and Governance Committee, which evaluates potential candidates based on a variety of factors. Among those factors are the particular skill sets of a potential Trustee that complement skills and expertise of existing members of the Board of Trustees. In addition to a demonstrated record of academic, business and/or professional accomplishment, each Trustee holds values that are aligned with the Funds, and has demonstrated personal integrity, sound business judgment and involvement in community, charitable or other activities consistent with the Praxis Stewardship Investing Philosophy. In their service to the Trust, longer-serving Trustees have gained substantial insight into the operation of the Trust and have demonstrated a commitment to discharging oversight duties as a Board of Trustees in the interests of shareholders. Newer Trustees bring additional perspectives that contribute to the effectiveness of the Board of Trustees. The Nominating and Governance Committee annually conducts a “self-assessment” wherein the effectiveness of the Board of Trustees and individual Trustees is reviewed. In conducting its annual self-assessment, the Nominating and Governance Committee has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust. Additional information about Trustee Attributes is contained in the following table, which shows the names of the Trustees and officers of the Trust, their mailing addresses, birth year and their principal occupations during the past five (5) years. Each Trustee serves for an indefinite term until retirement, resignation, removal or death. The Board of Trustees has adopted a policy that fixes a mandatory retirement date for the Trustees (the end of the year upon turning 75) and limits the maximum length of service on the Board of Trustees (15 years).

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Independent Trustees
Name, Year of Birth and Address	Position and State Date	Principal Occupation During the Past Five Years	Number of Portfolios Overseen by Trustee	Other Directorships Held by Trustee
Laura A. Berry c/o Praxis Investment Management, Inc. 1110 North Main Street Goshen, IN 46528 Year of Birth: 1958	Trustee since 1/1/17	Retired; Foundation Trustee, Wm Caspar Graustein Memorial Fund (2012 – present); Impact Investment Consultant, Etica Sgr (2015 – present)	10	0
Francis G. Coleman c/o Praxis Investment Management, Inc. 1110 North Main Street Goshen, IN 46528 Year of Birth: 1954	Trustee since 1/1/23	Retired; Founder/CEO, BeingFrank Consulting (2020 – present); Vice Chair and Executive Vice President, CBIS, Inc. (Christian Brothers Investment Services)(1987 – 2019)	10	0
Andy Dula c/o Praxis Investment Management, Inc. 1110 North Main Street Goshen, IN 46528 Year of Birth: 1969	Trustee since 1/1/18	President, EGStoltzfus (2021 – present); Chief Operating and Financial Officer, EGStoltzfus (2012 – 2021)	10	0
Jeffrey K. Landis c/o Praxis Investment Management, Inc. 1110 North Main Street Goshen, IN 46528 Year of Birth: 1969	Chairperson since 1/1/23, Trustee since 4/28/16	Attorney & Partner, Landis, Hunsberger, Gingrich & Weik, LLP (1994 – present)	10	0
Aimee Minnich c/o Praxis Investment Management, Inc. 1110 North Main Street Goshen, IN 46528 Year of Birth: 1980	Trustee since 1/1/20	General Counsel & Chief Impact Officer, Impact Investing Charitable Foundation (2015 – present); Entrepreneur in Residence, Farmer School of Business at University of Miami (2019 – 2022)	10	0
Lori Scott c/o Praxis Investment Management, Inc. 1110 North Main Street Goshen, IN 46528 Year of Birth: 1968	Trustee since 1/1/23	Principal, Scott Impact Advisory, LLC (2024 - present); Managing Director, Impact Credit, Lafayette Square (2021 – 2023); Chief Credit Officer, Impact Investments, John D. and Catherine T. MacArthur Foundation (2016 – 2021)	10	0
Interested Trustees*
Kenneth D. Hochstetler c/o Praxis Investment Management, Inc. 1110 North Main Street Goshen, IN 46528 Year of Birth: 1961	Trustee since 11/14/14	President and CEO of Everence Financial (August 2014 – Present)	10	N/A

*	Mr. Hochstetler is deemed an “interested person” of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act. Mr. Hochstetler is deemed to be an interested person due to his senior leadership positions with the Funds’ investment adviser (Praxis Investment Management, Inc.) and its parent (Everence Financial).
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Officers Who Are Not Trustees
Name, Year of Birth and Address	Position with Trust, Term of Office and Length of Time Served	Principal Occupation During the Past Five Years
Chad M. Horning 1110 North Main Street Goshen, IN 46528 Year of Birth: 1968	President since 3/10/15	Chief Investment Officer and Senior Vice President, Everence Financial (2009 – present)
Katherine J. Glick Miller 1110 North Main Street Goshen, IN 46528 Year of Birth: 1977	Vice President since 7/1/22	Vice President of Financial Services Operations, Everence Financial (7/1/2022 - present); Retirement Administrator, Everence Financial (October 2019 – June 2022); Designated Principal, Concourse Financial Group Securities, Inc. (October 2020 – present).
Trent M. Statczar Three Canal Plaza Suite 100 Portland, ME 04101 Year of Birth: 1971	Treasurer since 1/1/09	Director, ACA Group (formerly Foreside Financial Group) (2008 – present)
Rodney L Ruehle Three Canal Plaza Suite 100 Portland, ME 04101 Year of Birth: 1968	Chief Compliance Officer since 5/15/15	Director, ACA Group (formerly Foreside Financial Group) (2008 – present)
Jennifer L. Gorham Three Canal Plaza Suite 100 Portland, ME 04101 Year of Birth: 1981	Secretary since 7/1/22	Senior Principal Consultant, ACA Group (formerly Foreside Financial Group) (2015 – present)

For the calendar year ended December 31, 2024, the dollar range of equity securities owned by each Trustee in the Funds and the Fund Complex is as follows:

Name of Trustee	Fund Name	Dollar Range of Equity Securities	Aggregate Dollar Range in Fund Complex
Independent Trustees
Laura A. Berry	Impact Large Cap Value ETF	None	$50,001 - $100,000
	Impact Large Cap Growth ETF	None
Francis Coleman	Impact Large Cap Growth ETF	None	$0
	Impact Large Cap Value ETF	None
Andy Dula	Impact Large Cap Value ETF	None	Over $100,000
	Impact Large Cap Growth ETF	None
Jeffrey K. Landis	Impact Large Cap Value ETF	None	Over $100,000
	Impact Large Cap Growth ETF	None
Aimee Minnich	Impact Large Cap Value ETF	None	$1 - $10,000
	Impact Large Cap Growth ETF	None
Lori Scott	Impact Large Cap Value ETF	None	$0
	Impact Large Cap Growth ETF	None
Interested Trustees
Kenneth D. Hochstetler	Impact Large Cap Value ETF	None	Over $100,000
	Impact Large Cap Growth ETF	None

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As of December 31, 2024, the Trust’s Officers and Trustees, as a group, owned less than one percent of the shares of each Fund.

Standing Committees. The Board of Trustees has established two standing committees: the Audit Committee and the Nominating and Governance Committee.

The Audit Committee is comprised solely of those Trustees who are not considered “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”). The Audit Committee, which met three (3) times during 2024, performs the following functions: (i) oversees the accounting and financial reporting policies and practices and internal controls of the Trust and its Funds and, as appropriate, the internal controls of certain service providers to the Funds; (ii) oversees the quality and objectivity of the Funds’ financial statements and the independent audit thereof; (iii) acts as a liaison between the Trust’s independent auditors and the full Board of Trustees; and (iv) takes other appropriate actions consistent with its charter.

The Nominating and Governance Committee is comprised of all of the members of the Board of Trustees. The Nominating and Governance Committee, which met three (3) times during 2024, performs the following functions: (i) reviews periodically the governance principles established by the Board of Trustees and, if deemed appropriate, recommends changes to the principles for consideration by the Board of Trustees; (ii) evaluates the performance of the Board of Trustees and the Trust in light of the governance principles, considers whether improvements or changes are warranted, makes recommendations for any necessary or appropriate changes; and (iii) takes other appropriate actions consistent with its charter.

In addition, the Independent Trustees on the Nominating and Governance Committee (“Independent Members”) are exclusively responsible for identifying, evaluating the qualifications of and nominating all persons for appointment or election as Trustees of the Trust in accordance with specified criteria. The Independent Members will consider Independent Trustee candidates recommended by shareholders of the Trust in accordance with certain procedural requirements, which are located on the Trust’s website and available upon request. The Independent Members will evaluate shareholder Trustee candidates using the same criteria applied to other Independent Trustee candidates along with certain additional requirements. The names of shareholder candidates may be submitted to the Trust’s Secretary or any member of the Committee in writing at the address of the Trust. Sufficient background information about the candidate also must be submitted to enable the Independent Members to assess the candidate’s qualifications in light of the Committee’s selection guidelines.

Ownership of Securities of Certain Entities. For the calendar year ended December 31, 2024, none of the Independent Trustees and/or their immediate family members own securities of the Adviser, the Sub-Adviser or the Distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the Adviser, the Sub- Adviser or the Distributor.

For the calendar year ended December 31, 2024, Trustees who are not currently affiliated with the Adviser or the Distributor receive from the Trust compensation, as follows:

●	Each Independent Trustee receives an annual retainer of $12,000.
●	The Chairperson of the Board of Trustees is an Independent Trustee and receives an additional annual retainer of $6,000.
●	The Chairperson of the Audit Committee and of the Nominating and Governance Committee each receive an additional annual retainer of $4,000.
●	The in-person meeting attendance fee is $3,000 per Independent Trustee. The telephonic meeting attendance fee is $1,000 per Independent Trustee.
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For the fiscal year ended December 31, 2024, the Trustees received the following compensation from the Trust:

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefit Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Registrant and Fund Complex Paid to Trustees
Independent Trustees
Laura Berry	$30,000	$0	$0	$30,000
Francis Coleman	$26,000	$0	$0	$26,000
Andy Dula	$30,000	$0	$0	$30,000
Jeffrey K. Landis	$32,000	$0	$0	$32,000
Aimee Minnich	$26,000	$0	$0	$26,000
Lori Scott	$26,000	$0	$0	$26,000
Interested Trustees
Kenneth D. Hochstetler	$0	$0	$0	$0

The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. Foreside Financial Services, LLC received fees from the Trust for acting as distributor. Its affiliate receives fees for providing the Trust’s Chief Compliance Officer and Treasurer and receives fees from the Trust for acting as administrator. Mr. Horning and Ms. Glick Miller are employees of the Adviser and/or its affiliates. The Trust, the Adviser, the Sub-Adviser and the Foreside Financial Group, LLC, on behalf of Foreside Management Services, LLC, have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act, applicable to securities trading activities of their respective personnel. Each Code permits covered personnel to trade in securities in which the Funds may invest, subject to various restrictions and reporting requirements.

Investment Adviser

Investment advisory services are provided to the Funds by Praxis Investment Management, Inc. (formerly known as Everence Capital Management, Inc., the “Adviser”), pursuant to a Management Agreement dated as of February 22, 2025 (the “Investment Advisory Agreement”). Under the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services to the Funds, as described in the Prospectus. For the services provided pursuant to the Investment Advisory Agreement, each of the Funds pays the Adviser a fee computed daily and paid monthly, at an annual rate, calculated as a percentage of the average daily net assets of that Fund as set forth below:

Fund	Percentage of Average Daily Net Assets
Impact Large Cap Value ETF	0.36%
Impact Large Cap Growth ETF	0.36%

The Funds paid no management fees as of the date of this SAI because the Funds have not yet commenced operations.

The Adviser has retained Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident” or “Sub-Adviser”) as the investment sub-adviser to each Fund (Vident may be referred to as “Sub-Adviser”). The main offices of Vident are located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, GA 30009. For the services provided pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee computed daily and paid monthly, at an annual rate of 0.04% on the first $250 million in assets; 0.035% on the next $250 million in assets; and 0.03% on all assets thereafter, of each Fund’s average daily net assets. The total annual minimum compensation will not be less than $30,000.

Unless sooner terminated, the Investment Advisory Agreement and Sub-Advisory Agreement will continue in effect as to each Fund from year to year if such continuance is approved at least annually by the Board of Trustees or by vote of a majority of the outstanding Shares of the relevant Fund (as defined under “ADDITIONAL INFORMATION — Vote of a Majority of the Outstanding Shares” in this SAI), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose.

The Investment Advisory Agreement and Sub-Advisory Agreement each provide that the Adviser and the Sub-Adviser, as applicable, shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement or Sub-Advisory Agreement, as applicable, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or the Sub-Adviser, as applicable, in the performance of its duties, or from reckless disregard by the Adviser or the Sub-Adviser, as applicable, of its duties and obligations thereunder.

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The Adviser and/or its affiliates may pay out of their own assets and legitimate profits compensation to broker-dealers and other persons for the sale and distribution and/or for the servicing of shares of the Funds. This compensation consists of payments over and above the sales charges (and any applicable Rule 12b-1 fees) and service fees paid by the Funds or may be made to supplement commissions re- allowed to dealers. For affiliated persons, this compensation may take the form of incentives for health benefits and deferred compensation. To earn incentives, the Adviser may combine Fund sales with sales of other products offered by the Adviser and/or its affiliates, including insurance products. In addition, the Adviser may make payments, in the form of intra-company payments, out of its own assets and legitimate profits and at no additional costs to the Funds or shareholders, to its affiliates in consideration of the assets invested in the Funds through that affiliate and ongoing shareholder services provided by that affiliate to shareholders.

Portfolio Managers

Dale Snyder, Portfolio Manager, Praxis Investment Management, Austin Wen, Senior Portfolio Manager, Vident Asset Management, and Rafael Zayas, Senior Vice President and Head of Portfolio Management & Trading, Vident Asset Management, serve as portfolio managers of the Adviser and Sub-Adviser and are responsible for the day-to-day management of the Impact Large Cap Value ETF and Impact Large Cap Growth ETF investments. The table below indicates the accounts over which Mr. Snyder, Wen and Zayas have day-to-day investment responsibility. All information in the table is as of December 31, 2024. For purposes of the table, “Other Pooled Investment Vehicles” includes other investment companies and folios (internet platform with personalized baskets of securities where the shareholders own the underlying securities).

Name	Other Accounts Managed by the Portfolio Manager
Dale Snyder	Registered Investment Companies: 0 Other Pooled Investment Vehicles: 2 accounts with total assets of approximately $7.4 million Other Accounts: 0
Austin Wen

Registered Investment Companies: 43 accounts with total assets of approximately $5.809 billion

Other Pooled Investment Vehicles: 14 accounts with total assts of approximately $2.081 billion

Other Accounts: 0

Rafael Zayas

Registered Investment Companies: 43 accounts with total assets of approximately $6.301 billion

Other Pooled Investment Vehicles: 14 accounts with total assets of approximately $2.081 billion

Other Accounts: 0

The two pooled investment vehicles overseen by Mr. Snyder include a growth model folio and value model folio provided exclusively to Folio Institutional, for the use with its clients. These folios have investment objectives similar to the investment objectives of the Impact Large Cap Growth ETF and the Impact Large Cap Value ETF, respectively, but hold significantly fewer securities than the Funds. The folios, or model portfolios, are updated periodically and are provided to Folio Institutional, who may choose to alter the holdings and/or weightings of the securities in the models to suit client needs.

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. The Adviser has adopted a Trading Aggregation or “Bunched Trades” Policy and Procedures (the “Trading Policy”) that prohibit unfair trading practices and seek to avoid any conflicts of interests. The Sub-Adviser has also established policies and procedures to ensure that the purchase and sale of securities among all accounts managed by the Portfolio Managers are fairly and equitably allocated.

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●	A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. The Adviser may aggregate trades when it deems a particular security appropriate for multiple clients and in order to obtain best execution for its clients. Under the Trading Policy, shares are allocated on a pro rata basis in cases where the order placed with a broker is only partially filled, unless the pro-rata amount allocated to an individual account is an uneconomic lot size because it is fewer than 25 shares.

●	A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. Pursuant to the Trading Policy, all accounts managed by the Adviser or a Sub-Adviser as applicable, that are aggregated receive the average share price of all of the transactions executed for the Adviser or Sub-Adviser as applicable, of that security on that business day and share transaction costs (e.g., commissions, SEC fees) pro-rata based on each client’s participation in the aggregated transaction.

●	A portfolio manager may favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Adviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. The Trading Policy is designed to address this conflict of interest.

●	A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The Adviser’s and Sub-Adviser’s Codes of Ethics imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager has a personal interest, direct or indirect, in order to confirm that such accounts are not favored over other accounts.

Mr. Snyder is compensated on the basis of a salary for his management of the Impact Large Cap Value ETF and Impact Large Cap Growth ETF. Base salary is developed using the same criteria employed in determining salary classifications for all employees of the Adviser, as well as the Adviser’s parent, Everence Holdings, Inc. The four factors that determine salary classification for the portfolio managers is: (i) Knowledge and Skills (measurable amount of knowledge required to perform the duties of the job and the breadth and depth of knowledge needed); (ii) Decisions and Actions required (this factor measures the need for the ability to exercise judgment and to effect independent decisions and actions); (iii) Relationships Responsibility (measures the requirements for the ability to meet and deal with others effectively as indicated by the nature, scope and importance of the relationships that are necessary for satisfactory performance); and (iv) Supervisory Responsibility (measures the degree to which the employee is required to plan, organize, direct or supervise the work of others in the organization).

The Adviser also contributes to a defined contribution qualified plan on behalf of all employees. In addition, the Adviser offers a 401(k) plan to employees in which it provides a partial match of employee contributions up to a stated amount. There are no deferred compensation plans established for the Adviser’s portfolio managers.

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There is no asset growth-based incentive offered to the portfolio manager.

Mr. Wen and Mr. Zayas are compensated on the basis of a fixed-base salary and discretionary bonus that are not tied to the performance for their management of the Impact Large Cap Value ETF and Impact Large Cap Growth ETF. This compensation is not paid by the Trust or the Adviser.

The following table sets forth the dollar range of shares beneficially owned by each of the Funds’ portfolio managers as of December 31, 2024:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund Managed by the Portfolio Manager
Dale Snyder	Impact Large Cap Value ETF: Impact Large Cap Growth ETF:	None None
Austin Wen	Impact Large Cap Value ETF: Impact Large Cap Growth ETF:	None None
Rafael Zayas	Impact Large Cap Value ETF: Impact Large Cap Growth ETF:	None None

Portfolio Transactions

Pursuant to the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Adviser or a Sub-Adviser, as appropriate, determines, subject to the general supervision of the Board of Trustees of the Trust and in accordance with each Fund’s investment objectives and restrictions, which securities are to be purchased and sold by a Fund and which brokers are to be eligible to execute such Fund’s portfolio transactions. Purchases and sales of portfolio securities with respect to the Funds usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Adviser, and the Sub-Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

The selection of a broker or dealer to execute portfolio transactions is made by the Adviser or the Sub-Adviser. In executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction, include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services. Such research services may include full access to the brokerage firms’ fundamental, quantitative, and strategic research via their websites and frequent e-mails, as well as personal contact with the brokerage firm personnel. Such information may be useful to the Adviser or the Sub-Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser or the Sub-Adviser in carrying out their obligations to the Funds. In selecting brokers, the Adviser retains the right to impose its ethical investment guidelines.

While the Adviser and the Sub-Adviser generally seek competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction, for the reasons discussed above.

As of the date of this SAI, the Funds have not utilized any brokers or dealers and there were no brokerage commissions paid because the Funds had not yet commenced operations.

Except as permitted by applicable laws, rules and regulations, neither the Adviser nor the Sub-Adviser will, on behalf of the Funds, execute portfolio transactions through, acquire portfolio securities issued by or enter into repurchase or reverse repurchase agreements with the Adviser, the Sub-Adviser, the Distributor, or any of their affiliates, and will not give preference to the Adviser’s affiliates with respect to such transactions, securities, repurchase agreements and reverse repurchase agreements.

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Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Adviser or the Sub-Adviser. Any such other fund, investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made by the Adviser or a Sub-Adviser at substantially the same time on behalf of a Fund and either another Fund or another investment company or account managed by the Adviser or the Sub-Adviser, the transaction will generally be averaged as to price, and available investments will be allocated as to amount in a manner which the Adviser or the Sub-Adviser, as appropriate, believes to be equitable to the Fund(s) and such other fund, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. Prices received by one of the advisory firms will not necessarily be the same as those received by the other firms. To the extent permitted by law, the Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for another Fund or for other investment companies or accounts managed by it in order to obtain best execution. In making investment recommendations for the Funds, neither the Adviser nor the Sub-Adviser will inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of the Adviser, the Sub-Adviser or their parents, subsidiaries or affiliates, and, in dealing with its customers, neither the Adviser, the Sub-Adviser, nor their parents, subsidiaries or affiliates will inquire or take into consideration whether securities of such customers are held by the Funds.

Business Manager and Administrator

Foreside Management Services, LLC (“Foreside”), serves as the Trust’s business manager and administrator. Foreside performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to Chief Compliance Officer, Anti- Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the meeting preparation process of the Board of Trustees; reviewing financial filings and filing with the Securities and Exchange Commission; and maintaining books and records in accordance with applicable laws and regulations.

Pursuant to the terms of the Master Services Agreement between Foreside and Ultimus Fund Solutions, LLC (“Ultimus”), Ultimus provides various administrative and fund accounting services to the Fund, which include (i) computing the Fund’s net asset value for purposes of the sale and redemption of its shares, (ii) computing the Fund’s dividend payables, (iii) preparing certain periodic reports and statements, and (iv) maintaining the general ledger accounting records for the Fund.

Transfer Agent

U.S. Bank Global Fund Services (“U.S. Bank”), P.O. Box 701, Milwaukee, WI 53201-0701, serves as the transfer agent of the Trust’s shares. As transfer agent, U.S. Bank maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchase and redemptions of the Funds’ shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For providing transfer agent and shareholder services to the Fund, U.S. Bank receives a monthly per account fee from the Trust, plus out-of-pocket expenses.

Distributor

Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the “Distributor”), Three Canal Plaza, Suite 100, Portland, Maine 04101, serves as the Trust’s principal underwriter for the distribution of shares of the Funds. The Distributor continually distributes shares of the Funds on a commercially reasonable efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust. The Distributor shall work with the Index Receipt Agent to review and approve orders placed by Authorized Participants and transmitted to the Index Receipt Agent.

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As described in the Prospectus, the Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of a Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of FINRA. The net income attributable to shares will be reduced by the amount of distribution fees and service fees and other expenses of a Fund.

Payment of Additional Cash Compensation

The Adviser and/or its affiliates may pay out of their own assets and legitimate profits, compensation to broker-dealers, registered investment advisers or other financial intermediaries (each, a “Financial Intermediary”) for activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about the Fund or for other activities, such as participation in marketing activities and presentations, educational training programs, the support or purchase of technology platforms/ software and/or reporting systems.. The Adviser and//or its affiliates may also make payments to Financial Intermediaries for certain printing, publishing and mailing costs associated with the Fund or materials relating to exchange-traded funds in general and/or for the provision of analytical or other data to the Adviser and/or its affiliates relating to the sales of Fund Shares. In addition, the Adviser and/or its affiliates may make payments to Financial Intermediaries that make Fund Shares available to their clients or for otherwise promoting the Fund, including through provision of consultative services to the Adviser and/or its affiliates relating to marketing of the Fund and/or sale of Fund Shares and other Praxis Funds. Such payments, which may be significant to the Financial Intermediary, are not made by the Fund. Rather, such payments are made by the Adviser and/or its affiliates from their own resources, which may come directly or indirectly in part from management fees paid by the Fund. Payments of this type are sometimes referred to as marketing support or revenue-sharing payments. A Financial Intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the marketing support payments it is eligible to receive. Therefore, such payments to a Financial Intermediary create conflicts of interest between the Financial Intermediary and its customers and may cause the Financial Intermediary to recommend the Fund over another investment. More information regarding these payments is contained in the SAI. A shareholder should contact his or her Financial Intermediary’s salesperson or other investment professional for more information regarding any such payments the Financial Intermediary firm may receive from the Adviser and/or its affiliates.

This compensation from the Adviser and/or its affiliates consists of payments over and above any applicable Rule 12b-1 fees paid by the Funds. This compensation may take the form of incentives for health benefits and deferred compensation. To earn incentives, the Adviser may combine Fund sales with sales of other products offered by the Adviser and/or its affiliates, including insurance products. In addition, the Adviser may make payments, in the form of intra-company payments, out of its own assets and legitimate profits and at no additional cost to the Funds or shareholders, to its affiliates in consideration of the assets invested in the Funds through that affiliate or ongoing shareholder services provided by that affiliate to shareholders.

The Adviser may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who make Fund shares available to their customers.

Because the Funds have not commenced operations, no broker-dealers and/or their respective affiliates, received additional cash compensation or similar distribution related payments from the Adviser for providing marketing and program support, administrative services, and/or other services as described above.

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In addition to member firms of the Financial Industry Regulatory Authority, the Adviser also reserves the ability to make payments, as described above, to other financial intermediaries that sell or provide services to the funds and shareholders. You should ask your financial intermediary whether it receives additional cash compensation payments, as described above, from the Adviser or its respective affiliates.

The Adviser, or its affiliates also may pay non-cash compensation to financial intermediaries and their representatives in the form of: (a) occasional gifts; (b) occasional meals, tickets, or other entertainment; and/or (c) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.

Custodian

U.S. Bank National Association (“U.S. Bank”), 1555 N. Rivercenter Drive, MK-WI-S302, Milwaukee, Wisconsin 53212, serves as custodian (the “Custodian”) to the Trust pursuant to the Custody Agreement between the Trust and the Custodian (the “Custody Agreement”). The Custodian’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities and collecting income on each Fund’s investments. In consideration of such services, each of the Funds pays the Custodian an annual fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, the Custodian may enter into sub-custodial agreements for the holding of each Fund’s foreign securities.

Unless sooner terminated, the Custody Agreement will continue in effect until terminated by the Trust upon 90 days’ advance written notice to other party.

Securities Lending Agent

U.S. Bank National Association, (“U.S. Bank”) serves as the securities lending agent to the Funds. As the securities lending agent, U.S. Bank is responsible for the implementation and administration of the securities lending program pursuant to a Securities Lending Agreement. U.S. Bank acts as agent to the Funds to lend available securities with any person on its list of approved borrowers. U.S. Bank determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower. U.S. Bank ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to a Fund’s relevant account on the date such amounts are delivered by the borrower to U.S. Bank. U.S. Bank receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities. U.S. Bank marks loaned securities and collateral to their market value each business day based upon the market value of the collateral and loaned securities at the close of business employing the most recently available pricing information and receives and delivers collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. At the termination of the loan, U.S. Bank returns the collateral to the borrower upon the return of the loaned securities to U.S. Bank. U.S. Bank, on behalf of each Fund, invests cash collateral into a registered investment company sponsored by U.S. Bank (the “Acquired Fund”). The Acquired Fund is available only through a private placement and is not available to the general public. U.S. Bank maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Funds a monthly statement describing the loans made, and the income derived from the loans, during the period.

U.S. Bank performs compliance monitoring and testing of the securities lending program and provides quarterly report to the Funds’ Board of Trustees.

The Funds did not earn income and paid no fees and compensation to service providers related to their securities lending activities because the Funds have not yet commenced operations.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., with principal offices at 342 North Water Street, Suite 830 Milwaukee, WI 53202, serves as the independent registered public accounting firm for the Funds.

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Legal Counsel

Dechert LLP, Three Bryant Park, 1095 Avenue of the Americas, New York, NY 10036, serves as counsel to the Trust and its Independent Trustees.

ADDITIONAL INFORMATION

Description of Shares

The Trust was organized on September 30, 1993 as a Delaware statutory trust. The Trust’s Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share (the “Shares”). The Trust presently has 10 separate investment portfolios (or series) of Shares. The Trust’s Agreement and Declaration of Trust authorizes the Board of Trustees to divide or re-divide any unissued Shares of the Trust into one or more additional investment portfolios (or series) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as described in the Prospectus. When issued for payment as described in the Prospectus and this SAI, the Shares will be fully paid and non- assessable. In the event of a liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund that are available for distribution.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company, such as the Trust, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. however, Rule 18f-2 also provides that the ratification of an independent registered public accounting firm, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to each Fund separately.

Vote of a Majority of the Outstanding Shares

As used in the Prospectus and this SAI, a “vote of a majority of the outstanding Shares” of a Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of: (a) 67 percent or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50 percent of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy; or (b) the holders of more than 50 percent of the outstanding votes of Shareholders of that Fund.

Proxy Voting Policies and Procedures

The Board of Trustees has delegated responsibility for voting proxies relating to each Fund’s portfolio securities to the Adviser, in accordance with the Funds’ proxy voting policies and procedures and subject to the Board of Trustee’s continuing oversight. Under this delegate authority, the Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available free of charge, upon request, by calling (800) 977-2947 or is available on the Praxis Funds website and on the SEC’s website at www.sec.gov.

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Additional Tax Information

The following is a general discussion only, as of the date of this SAI, which is subject to change. It does not constitute tax advice.

Taxation of the Funds. Each Fund has elected and intends to qualify annually to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90 percent of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income from interests in qualified publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50 percent of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5 percent of the value of the Fund’s total assets and not greater than 10 percent of the outstanding voting securities of such issuer; and (ii) not more than 25 percent of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses or the securities of one or more qualified publicly traded partnerships; and (c) distribute an amount at least equal to the sum of 90 percent of its investment company taxable income (which includes, among other items, dividends, interest and net short- term capital gains in excess of net long-term capital losses) and 90 percent of its net tax-exempt interest income each taxable year.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to Shareholders. Each Fund intends to distribute to its Shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4 percent excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount at least equal to the sum of: (1) 98 percent of its ordinary income (taking into account certain deferrals and elections) for the calendar year; (2) 98 percent of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and (3) any ordinary income and capital gains for previous years that were not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to Shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

If for any taxable year a Fund fails to qualify as a regulated investment company, a Fund will be subject to U.S. federal income tax on its taxable income (with no deduction for distributions to shareholders), and Fund distributions will be taxable to shareholders as ordinary dividends to the extent of the Fund’s earnings and profits.

Distributions. Dividends paid out of a Fund’s investment company taxable income generally will be taxable to a U.S. Shareholder as ordinary income. A portion of income from either the Impact Large Cap Value ETF’s, or Impact Large Cap Growth ETF’s income may consist of dividends paid by U.S. corporations, and, accordingly, a portion of the dividends paid by these Funds may be eligible for the corporate dividends-received deduction (provided that certain holding period and other requirements are met). A portion of the dividends received by individual Shareholders from certain Funds may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.

Distributions of net capital gains, if any, designated as capital gain dividends will generally be taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held a Fund’s Shares, and are not eligible for the dividends-received deduction.

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For federal tax purposes, distributions received from a Fund will be treated as described above whether received in cash or in additional shares. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

Medicare Tax. An additional 3.8 percent Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Original Issue Discount Securities. Investments by a Fund in securities that are issued at a discount will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the “original issue discount”) each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4 percent excise tax.

Some of the debt securities that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Options and Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Code Section 1234. Pursuant to Code Section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options in which a Fund may invest are “Section 1256 contracts”. Gains or losses on Section 1256 contracts generally are considered 60 percent long-term and 40 percent short-term capital gains or losses (“60/40”). Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4 percent excise tax, on October 31 of each year) are “marked-to-market” (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by a Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short- term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

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Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Constructive Sales. Under certain circumstances, a Fund may recognize gain from the constructive sale of an appreciated financial position. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions before the end of the 30th day after the close of the taxable year, if certain conditions are met.

Municipal Obligations. If a Fund invests in tax-exempt municipal obligations from which it earns tax-exempt interest income, such income will not be tax-exempt in the hands of shareholders. In order to avoid the payment of federal income tax, a Fund may be required to distribute such income to shareholders, to whom it will be taxable.

Other Investment Companies. It is possible that, by investing in other investment companies, a Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to each Fund may limit the extent to which each Fund will be able to invest in other investment companies.

Fund of Funds Risk. Each of the Genesis Portfolios will not be able to offset gains realized by one underlying fund in which such Fund invests against losses realized by another underlying fund in which such Fund invests. Redemptions of shares in an underlying fund could also result in a gain and/or income to such Fund. The use of the fund- of- funds structure by the Genesis Portfolios could therefore affect the amount, timing and character of distributions to shareholders. Redemptions of shares in an underlying fund could also cause additional distributable gains to shareholders.

Foreign Currency Gains or Losses. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities and certain other instruments denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies. If a Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any “excess distribution” with respect to, or gain from the disposition of, such stock (“PFIC shares”). The tax would be determined by allocating such distribution or gain ratably to each day of the Fund’s holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to a Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company’s stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund’s investment company taxable income and, accordingly, would not be taxable to a Fund to the extent distributed by the Fund as a dividend to its shareholders.

A Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the Fund’s investment company taxable income and net capital gain, which, to the extent distributed by a Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund. In order to make this election, a Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain. A Fund may make an election with respect to those foreign investment companies which provide the Fund with the required information. Alternatively, another election would involve marking to market a Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any market-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

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Sale of Shares. Upon the sale or other disposition of Shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, a shareholder generally will realize a capital gain or loss which will be long-term or short- term, depending upon the shareholder’s holding period for the Shares. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including Shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six (6) months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such Shares.

In some cases, shareholders of a Fund will not be permitted to take all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their Shares. This prohibition generally applies where: (1) the shareholder incurs a sales load in acquiring the Shares of the Fund; (2) the Shares are disposed of before the 91st day after the date on which they were acquired; and (3) the shareholder subsequently acquires Shares in the Fund or another regulated investment company before January 31 of the calendar year following the calendar year in which the original stock is disposed of and the otherwise applicable sales charge is reduced under a “reinvestment right” received upon the initial purchase of Fund Shares. The term “reinvestment right” means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund Shares.

The Funds (or their administrative agents) are required to report to the IRS and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, first-in, first-out or some other specific identification method. Unless you instruct otherwise, the Funds will use average cost as their default cost basis method. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

Foreign Withholding Taxes. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. If more than 50 percent of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if at least 50 percent of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies, that Fund may elect to “pass through” to its shareholders the amount of foreign taxes paid or deemed paid by that fund. If that Fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, its pro rata share of the foreign taxes paid or deemed paid by that fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various limitations) as a foreign tax credit against federal income tax (but not both). It is expected that, in certain years, the International Index Fund may elect to “pass through” to its shareholders the amount of foreign taxes paid or deemed paid by the International Index Fund.

Backup Withholding. Each Fund may be required to withhold U.S. federal income tax at the rate of 24 percent of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

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Foreign Shareholders. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. For example, dividends paid by a Fund to a foreign shareholder generally are subject to U.S. withholding tax at a rate of 30 percent (unless the tax is reduced or eliminated by an applicable treaty). For taxable years beginning before January 1, 2015 (unless further extended by Congress), properly designated dividends received by a foreign shareholder are generally exempt from U.S. federal withholding tax when they (a) are paid in respect of a Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, reduced by expenses that are allocable to such income), or (b) are paid in connection with the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on the circumstances, a Fund may designate all, some or none of the Fund’s potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and a portion of the Fund’s distributions (e.g. interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. There can be no assurance as to whether or not legislation will be enacted to extend this exemption.

The Funds are required to withhold U.S. tax (at a 30 percent rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required. Foreign shareholders may be subject to U.S. estate tax with respect to their shares of a Fund. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Capital Loss Carryforwards. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 31, 2010 may get carried forward indefinitely and retain their character as short-term and/or long- term losses. Prior to the Act, pre-enactment net capital losses incurred by the Funds were carried forward eight years and treated as short- term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Because the Funds had not commenced operations as of the most recent fiscal year end, the Funds had no capital loss carryforwards (“CLCFs”) for federal income tax purposes.

A Fund cannot carry back or carry forward any net operating losses.

Other Taxation. The Trust is organized as a Delaware business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the State of Delaware, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Fund shareholders may be subject to state and local taxes on their Fund distributions. In certain states, Fund distributions that are derived from interest on obligations of that state or any municipality or political subdivision thereof may be exempt from taxation. Also, in many states, Fund distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation.

Principal Shareholders

As of the date of this SAI, the Funds have not commenced operations and no persons held beneficially or of record 5 percent or more of the outstanding shares of the Funds.

Miscellaneous

The Funds may include information in their Annual Reports and Semiannual Reports to Shareholders, and Form N-CSR that: (1) describes general economic trends; (2) describes general trends within the financial services industry or the exchange-traded fund industry; (3) describes past or anticipated portfolio holdings for a Fund within the Trust; or (4) describes investment management strategies for such Funds. Such information is provided to inform shareholders of the activities of the Funds for the most recent fiscal year or half-year and to provide the views of the Adviser and/or Company officers regarding expected trends and strategies.

34

Individual Trustees are elected by the shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals, however such a meeting will be held if less than a majority of current Trustees have been elected by shareholders. The Trustees will call a special meeting for the purpose of considering the removal of one or more Trustees upon written request from shareholders owning not less than 10 percent of the outstanding votes of the Trust entitled to vote. At such a meeting, a vote of two-thirds of the outstanding shares of the Trust has the power to remove one or more Trustees.

The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies

The Prospectus and this SAI omit certain information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

FINANCIAL STATEMENTS

No financial information is presented for the Fund because it has not commenced operations as of the date of this SAI. Financial information will be provided in the first report to shareholders for the Fund after commencement of operations.

ADDITIONAL INDEX INFORMATION

Center for Research in Security Prices, LLC (CRSP®) and its third-party suppliers have exclusive proprietary rights in the CRSP® Index Data, which has been licensed for use by Praxis but is and shall remain valuable intellectual property owned by, and/or licensed to, CRSP®. The Praxis Funds are not sponsored, endorsed, sold or promoted by CRSP®, The University of Chicago, or The University of Chicago Booth School of Business and neither CRSP®, The University of Chicago, or The University of Chicago Booth School of Business, make any representation regarding the advisability of investing in the Praxis Funds.

35

APPENDIX A

Commercial Paper Ratings

A Standard & Poor’s Corporation (“S&P”) commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper.

“A-I” — Issue’s degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted “A-l+.”

“A-2” — Issue’s capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

“A-3” — Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

“B” — Issue has only a speculative capacity for timely payment.

“C” — Issue has a doubtful capacity for payment.

“D” — Issue is in payment default.

Moody’s Investors Service, Inc. (“Moody’s”) commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody’s for commercial paper:

“Prime-1” — Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Principal repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” — Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

“Prime-3” — Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

“Not Prime” — Issuer does not fall within any of the Prime rating categories.

The three rating categories of Duff & Phelps Credit Rating Co. (“Duff & Phelps”) for investment grade commercial paper are “Duff 1,” “Duff 2” and “Duff 3.” Duff & Phelps employs three designations, “Duff 1+,” “Duff 1” and “Duff 1-,” within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper.

“Duff 1+” — Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

“Duff 1” — Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

A-1

“Duff 1-” — Debt possesses high certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

“Duff-2” — Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

“Duff 3” — Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

“Duff 4” — Debt possesses speculative investment characteristics.

“Duff 5” — Issuer has failed to meet scheduled principal and/or interest payments.

Fitch Investors Service, Inc. (“Fitch”) short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

“F-l+” — Securities possess exceptionally strong credit quality. Issuers assigned this rating are regarded as having the strongest degree of assurance for timely payment.

“F-1” — Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-l+.”

“F-2” — Securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the “F-l+” and “F-1” categories.

“F-3” — Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes in financial and economic conditions.

“D” — Securities are in actual or imminent payment default.

Fitch may also use the symbol “LOC” with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

Thomson BankWatch commercial paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by United States commercial banks, thrifts and non- banks; non United States banks; and broker- dealers. The following summarizes the ratings used by Thomson BankWatch:

“TBW-1” — This designation represents Thomson BankWatch’s highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

“TBW-2” — This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated “TBW-1.”

“TBW-3” — This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

A-2

“TBW-4” — This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by 1BCA for short-term debt ratings:

“A1 +”— Obligations are supported by the highest capacity for timely repayment.

“A2” — Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

“A3” — Obligations are supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

“B” — Obligations capacity for timely repayment is susceptible to changes in business, economic, or financial conditions.

“C” — Obligations have an inadequate capacity to ensure timely repayment.

“D” — Obligations have a high risk of default or are currently in default. Corporate and Municipal Long-Term Debt Ratings

The following summarizes the ratings used by S&P for corporate and municipal debt:

“AAA” — This designation represents the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

“AA” — Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

“A” — Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

“BBB” — Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher- rated categories.

“BB,” “B,” “CCC,” “CC,” and “C” — Debt that possesses one of these ratings is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

“CI” — This rating is reserved for income bonds on which no interest is being paid.

“D” — Debt is in default, and payment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-) — The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A-3

The following summarizes the ratings used by Moody’s for corporate and municipal long-term debt:

“Aaa” — Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” — Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

“A” — Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa” — Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba,” “B,” “Caa,” “Ca,” and “C” — Bonds that possess one of these ratings provide questionable protection of interest and principal (“Ba” indicates some speculative elements; “B” indicates a general lack of characteristics of desirable investment; “Caa” represents a poor standing, “Ca” represents obligations which are speculative in a high degree; and “C” represents the lowest rated class of bonds). “Caa,” “Ca” and “C” bonds may be in default.

Con. (—) — Bonds for which the security depends upon the completion of some act or the fulfillment of some conditions are rated conditionally. These are bonds secured by: (a) earnings of projects under construction; (b) earnings of projects unseasoned in operation experience; (c) rentals which begin when facilities are completed; or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic classification from “Aa” to “B” in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.

The following summarizes the ratings used by Duff & Phelps for corporate and municipal long-term debt:

“AAA” — Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

“AA” — Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

“A” — Debt possesses below average protection factors, but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

“BB,” “B,” “CCC,” “DD,” and “DP” — Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated “BB” is deemed likely to meet obligations when due. Debt rated “B” possesses the risk that obligations will not be met when due. Debt rated “CCC” is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated “DD” is a defaulted debt obligation, and the rating “DP” represents preferred stock with divided arrearages.

To provide more detailed indications of credit quality, the “AA,” “A,” “BBB,” “BB” and “B” ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

A-4

The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

“AAA” — Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

“AA” — Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-l+.”

“A” — Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

“BBB” — Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

“BB,” “B,” “CCC,” “C,” “DDD,” “DD,” and “D” — Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings “BB” to “C” represent Fitch’s assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating “DDD” to “D” is an assessment of the ultimate recovery value through reorganization or liquidation.

To provide more detailed indications of credit quality, the Fitch ratings from and including “AA” to “C” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

“AAA” — Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and. interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

“AA” — Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

“A” — Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

“BBB” — Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

“BB,” “B,” “CCC,” “CC,” and “C” — Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. “BB” represents the lowest degree of speculation and indicates a possibility of investment risk developing. “C” represents the highest degree of speculation and indicates that the obligations are currently in default.

IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts, and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

A-5

“AAA” — This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high category.

“AA” — This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest

“A” — This designation indicates that the ability to repay principal and interest is strong. Issues rated “A” could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

“BBB” — This designation represents Thomson BankWatch’s lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated “BBB” are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

“BB,” “B,” “CCC,” and “CC” — These obligations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. “PB” indicates the lowest degree of speculation and “CC” the highest degree of speculation.

“D” — This designation indicates that the long-term debt is in default.

PLUS (+) OR MINUS (-) — The ratings from “AAA” through “CC” may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

A-6

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Certificate of Trust was filed with the Registrant’s initial Registration Statement on September 30, 1993 and is incorporated by reference herein.

	(2)	Certificate of Amendment to Certificate of Trust filed with the State of Delaware on December 28, 1993, was filed in Post-Effective Amendment No. 52 to the Registration Statement on April 30, 2018 and incorporated by reference herein.

	(3)	Certificate of Amendment to Certificate of Trust filed with the State of Delaware on April 25, 2006, was filed in Post-Effective Amendment No. 52 to the Registration Statement on April 30, 2018 and incorporated by reference herein.

	(4)	Certificate of Amendment to the Certificate of Trust filed with the State of Delaware on May 18, 2017, was filed in Post-Effective Amendment No. 52 to the Registration Statement on April 30, 2018 and incorporated by reference herein.

	(5)	Certificate of Amendment to the Certificate of Trust filed with the State of Delaware, which is filed herewith.

	(6)	Second Amended and Restated Agreement and Declaration of Trust, which is filed herewith.

(b)		By-Laws of the Registrant effective as of May 11, 2017, was filed in Post-Effective Amendment No. 52 to the Registration Statement on April 30, 2018 and incorporated by reference herein.

(c)		Certificates for Shares are not issued. Articles II and VI of the Registrant’s Declaration of Trust define rights of holders of Shares.

(d)	(1)	Investment Advisory Agreement between the Registrant and Everence Capital Management, Inc. (f/k/a Menno Insurance Service, Inc. d.b.a. MMA Capital Management) dated January 3, 1994, was filed with the Registrant's initial Registration Statement on September 30, 1993 and incorporated by reference herein.

	(2)	Amendment to the Investment Advisory Agreement dated May 29, 2015 was filed in Post-Effective Amendment No. 47 to the Registration Statement filed on April 27, 2016 and is incorporated by reference herein.

	(3)	Schedule A to the Investment Advisory Agreement dated January 1, 2024 was filed in Post-Effective Amendment No.62 to the Registration Statement on April 29, 2024 and incorporated by reference herein.

	(4)	Management Agreement between the Registrant and Praxis Investment Management, Inc., which is filed herewith.

	(5)	Expense Limitation Agreement dated April 30, 2024 between the Registrant and Everence Capital Management, Inc. (with respect to the Small Cap Fund), was filed in Post-Effective Amendment No. 62 to the Registration Statement filed on April 29, 2024 and incorporated by reference herein.

	(6)	Investment Sub-Advisory Agreement dated May 1, 2021 between Everence Capital Management, Inc. and Aperio Group, LLC (with respect to Praxis International Index Fund), was filed in Post-Effective Amendment No. 60 to the Registration Statement filed on April 30, 2021 and incorporated by reference herein.

	(7)	Investment Sub-Advisory Agreement between Registrant and Vident Advisory, LLC (d/b/a Vident Asset Management) , which is filed herewith.

(e)	(1)	Distribution Agreement between the Registrant and BHIL Distributors, LLC dated November 12, 2016 was filed in Post-Effective Amendment No. 49 to the Registration Statement filed on March 1, 2017 and incorporated by reference herein.

	(2)	Novation of Distribution Agreement between Registrant and BHIL Distributors, LLC, was filed in Post-Effective Amendment No. 52 to the Registration Statement on April 30, 2018 and incorporated by reference herein.

	(3)	Novation of Distribution Agreement between Registrant and Foreside Financial Services, was filed in Post-Effective Amendment No. 60 to the Registration Statement on April 30, 2022 and incorporated by reference herein.

	(4)	Distribution Services Agreement between Everence Capital Management, Inc. and BHIL Distributors, LLC dated November 12, 2016, was filed in Post-Effective Amendment No. 52 to the Registration Statement on April 30, 2018 and incorporated by reference herein.

	(5)	Novation of Distribution Services Agreement between Everence Capital Management, Inc. and Foreside Financial Services (f/k/a BHIL Distributors, LLC) was filed in Post-Effective Amendment No. 60 to the Registration Statement on April 30, 2022 and incorporated by reference herein.

	(6)	Form of Standard Dealer Agreement was filed in Post-Effective Amendment No. 50 to the Registration Statement on April 28, 2017 and incorporated by reference herein.

	(7)	ETF Distribution Agreement between Praxis Mutual Funds and Foreside Financial Services, LLC, which is filed herewith.

	(8)	ETF Distribution Services Agreement between the Praxis Investment Management, Inc. and Foreside Financial Services, LLC, which is filed herewith.

	(9)	Form of Authorized Participant Agreement with Foreside Financial Services, LLC, which is filed herewith.

(f)		Not Applicable.

(g)	(1)	Custody Agreement dated November 26, 2018 between the Registrant and U.S. Bank National Association, was filed in Post-Effective Amendment No. 54 to the Registration Statement filed on April 30, 2019 and incorporated by reference herein.

	(2)	Form of Custody Agreement between the Registrant and U.S. Bank National Association, which is filed herewith

(h)	(1)	Amended and Restated Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services d/b/a U.S. Bank Global Fund Services dated November 26, 2018 was filed in Post-Effective Amendment No. 56 to the Registration Statement filed on February 28, 2020 and incorporated by reference herein.

	(2)	Form of Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services d/b/a U.S. Bank Global Fund Services, which is filed herewith.

	(3)	Master Services Agreement dated March 1, 2016 between Ultimus Fund Solutions and Beacon Hill Fund Services, Inc. on behalf of the Registrant, including the Consent to Assignment of Services Agreement dated June 24, 2016, both of which were filed in Post-Effective Amendment No. 52 to the Registration Statement on April 30, 2018 and incorporated by reference herein.

	(4)	First Amendment to Master Services Agreement dated November 2, 2016 between Ultimus Fund Solutions and Foreside Management Services, LLC on behalf of the Registrant, which was filed in Post-Effective Amendment No. 57 to the Registration Statement filed on April 29, 2020 and incorporated by reference herein.

	(5)	Second Amendment to Master Services Agreement dated November 1, 2019 was filed in Post-Effective Amendment No. 56 to the Registration Statement filed on February 28, 2020 and incorporated by reference herein.

	(6)	Third Amendment to Master Services Agreement dated January 1, 2020 was filed in Post-Effective Amendment No. 57 to the Registration Statement filed on April 29, 2020 and incorporated by reference herein.

	(7)	Form of Fund Administration Services Agreement between the Registrant and U.S. Bank, which is filed herewith.

	(8)	Form of Fund Accounting Services Agreement between the Registrant and U.S. Bank, which is filed herewith.

	(9)	Services Agreement for Trust and Regulatory Governance effective as of March 1, 2016 between Registrant and Beacon Hill Fund Services, Inc., was filed in Post-Effective Amendment No. 47 to the Registration Statement filed on April 27, 2016 and incorporated by reference herein.

	(10)	Consent to Assignment of Services Agreement between Registrant and Beacon Hill Fund Services, Inc. for the Assignment of the Services Agreement for Trust and Regulatory Governance between Registrant and Beacon Hill Fund Services, Inc., to Foreside Financial Group, LLC, was filed in Post-Effective Amendment No. 52 to the Registration Statement on April 30, 2018 and incorporated by reference herein.

	(11)	First Amendment to Services Agreement dated November 1, 2019 was filed in Post-Effective Amendment No. 56 to the Registration Statement filed on February 28, 2020 and incorporated by reference herein.

	(12)		Form of Services Agreement for Trust and Regulatory Governance, which is filed herewith.

	(13)		Securities Lending Agreement between US Bank National Association and Registrant on behalf of the Funds, dated December 31, 2020 was filed in Post-Effective Amendment No. 60 to the Registration Statement on April 30, 2022 and incorporated by reference herein.

	(14)		Amended Exhibit A to Securities Lending Agreement between US Bank National Association and Registrant on behalf of the Funds, which is filed herewith.

(i)			Legal Opinion, which is filed herewith.

(j)			Consent of Independent Registered Public Accounting Firm, which is filed herewith.

(k)			Not Applicable.

(l)			Letters concerning Initial Capital was filed in Pre-Effective Amendment No. 2 to the Registration Statement on December 28, 1993, and incorporated by reference herein.

(m)	(1)		Amended and Restated Distribution and Service Plan - Class A Shares, effective February 28, 2017, was filed in Post-Effective Amendment No. 52 to the Registration Statement on April 30, 2018 and incorporated by reference herein.

	(2)		12b-1 Plan, which is filed herewith.

(n)(1)			Amended and Restated Rule 18f-3 Plan dated January 1, 2017, was filed in Post-Effective Amendment No. 52 to the Registration Statement on April 30, 2018 and incorporated by reference herein.

(o)			Reserved.

(p)		(1)	Code of Ethics of the Praxis Mutual Funds, dated May 16, 2000 and amended May 16, 2024 was filed in Post-Effective Amendment No. 63 to the Registration Statement filed on October 30, 2024 and incorporated by reference herein.

		(2)	Code of Ethics effective as of June 26, 2017 of Everence Capital Management was filed in Post-Effective Amendment No. 56 to the Registration Statement filed on February 28, 2020 and incorporated by reference herein.

		(3)	Code of Ethics of Foreside Financial Group, LLC effective as of December, 2022 was filed in Post-Effective Amendment No. 61 to the Registration Statement filed on May 1, 2023 and incorporated by reference herein.

		(4)	Code of Ethics of Aperio Group, LLC effective as of September 17, 2019 was filed in Post-Effective Amendment No. 56 to the Registration Statement filed on February 28, 2020 and incorporated by reference herein.

(5)	Code of Ethics of Vident Advisory, LLC (d/b/a Vident Asset Management), which is filed herewith.

Item 29.	Persons Controlled by or Under Common Control with Registrant

Not applicable.

Item 30.	Indemnification

Reference is made to Article VIII of the Registrant’s Declaration of Trust and Article VI of the Registrant’s By-Laws which are incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund’s Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 31.	Business and Other Connections of Investment Adviser and Sub-Adviser and their Officers and Directors

ADVISER

Praxis Investment Management, Inc. (formerly known as Everence Capital Management, Inc.) (the “Adviser”) is a federally registered investment adviser with its principal offices located at 1110 North Main Street, Goshen, Indiana 46528. The business of the Adviser is summarized under “MANAGEMENT OF THE COMPANY Investment Adviser” in the Statement of Additional Information constituting Part B of this Registration Statement, which summary is incorporated herein by reference. The business or other connections of each director and officer of the Adviser is currently listed in the Adviser’s investment adviser registration on Form ADV (File No. 801-36323) and is hereby incorporated herein by reference.

SUB-ADVISERS

Aperio Group, LLC

The information required by this item with respect to Aperio Group, LLC (“Aperio”) is incorporated by reference to the Form ADV (File No. 801- 57184) of Aperio. Aperio provides investment management services to investment companies, foundations, pension plans, and high net worth individuals. Aperio is an indirect wholly-owned subsidiary of BlackRock, Inc., a publicly traded company. The principal business address is Three Harbor Drive, Suite 315, Sausalito, CA 94965.

Vident Advisory, LLC

Vident Advisory, LLC (d/b/a Vident Asset Management), a Delaware limited liability company, is a federally registered investment adviser with its principal offices located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009. Vident is primarily engaged in providing investment management services. Additional information regarding Vident, and information as to the officers and directors of Vident, is included in its Form ADV, as filed with the SEC (Registration Number 801-114538) and is incorporated herein by reference.

Item 32.	Principal Underwriters

(a)	Foreside Financial Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	13D Activist Fund, Series of Northern Lights Fund Trust
2.	2nd Vote Funds
3.	AAMA Equity Fund, Series of Asset Management Fund
4.	AAMA Income Fund, Series of Asset Management Fund
5.	Advisers Investment Trust
6.	AG Twin Brook Capital Income Fund
7.	AltShares Trust
8.	American Beacon AHL Trend ETF, Series of American Beacon Select Funds
9.	American Beacon GLG Natural Resources ETF, American Beacon Select Funds
10.	Aristotle Funds Series Trust
11.	Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)
12.	Bow River Capital Evergreen Fund
13.	Connetic Venture Capital Access Fund
14.	Constitution Capital Access Fund, LLC
15.	Datum One Series Trust
16.	Diamond Hill Funds
17.	Diamond Hill Securitized Credit Fund
18.	Driehaus Mutual Funds
19.	FMI Funds, Inc.
20.	Impax Funds Series Trust I (f/k/a Pax World Funds Series Trust I)
21.	Impax Funds Series Trust III (f/k/a Pax World Funds Series Trust III)
22.	Inspire 100 ETF, Series of Northern Lights Fund Trust IV
23.	Inspire 500 ETF, Series of Northern Lights Fund Trust IV
24.	Inspire Corporate Bond ETF, Series of Northern Lights Fund Trust IV
25.	Inspire Fidelis Multi Factor ETF, Series of Northern Lights Fund Trust IV
26.	Inspire Global Hope ETF, Series of Northern Lights Fund Trust IV
27.	Inspire International ETF, Series of Northern Lights Fund Trust IV
28.	Inspire Momentum ETF, Series of Northern Lights Fund Trust IV
29.	Inspire Small/Mid Cap ETF, Series of Northern Lights Fund Trust IV
30.	Inspire Tactical Balanced ETF, Series of the Northern Lights Fund Trust IV
31.	Macquarie Energy Transition ETF, Series of Macquarie ETF Trust
32.	Macquarie Focused Emerging Markets Equity ETF, Series of Macquarie ETF Trust
33.	Macquarie Focused Large Growth ETF, Series of Macquarie ETF Trust
34.	Macquarie Global Listed Infrastructure ETF, Series of Macquarie ETF Trust
35.	Macquarie Tax-Free USA Short Term ETF, Series of Macquarie ETF Trust
36.	Meketa Infrastructure Fund
37.	Nomura Alternative Income Fund
38.	Praxis Mutual Funds
39.	Primark Meketa Private Equity Investments Fund
40.	SA Funds – Investment Trust
41.	Sequoia Fund, Inc.
42.	Simplify Exchange Traded Funds

43.	Siren ETF Trust
44.	Stone Ridge 2035 Term Income ETF, Series of Stone Ridge Trust
45.	Stone Ridge 2040 Term Income ETF, Series of Stone Ridge Trust
46.	Stone Ridge 2045 Term Income ETF, Series of Stone Ridge Trust
47.	Stone Ridge 2048 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
48.	Stone Ridge 2048 Longevity Income ETF, Series of Stone Ridge Trust
49.	Stone Ridge 2049 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
50.	Stone Ridge 2049 Longevity Income ETF, Series of Stone Ridge Trust
51.	Stone Ridge 2050 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
52.	Stone Ridge 2050 Longevity Income ETF, Series of Stone Ridge Trust
53.	Stone Ridge 2051 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
54.	Stone Ridge 2051 Longevity Income ETF, Series of Stone Ridge Trust
55.	Stone Ridge 2052 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
56.	Stone Ridge 2052 Longevity Income ETF, Series of Stone Ridge Trust
57.	Stone Ridge 2053 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
58.	Stone Ridge 2053 Longevity Income ETF, Series of Stone Ridge Trust
59.	Stone Ridge 2054 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
60.	Stone Ridge 2054 Longevity Income ETF, Series of Stone Ridge Trust
61.	Stone Ridge 2055 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
62.	Stone Ridge 2055 Longevity Income ETF, Series of Stone Ridge Trust
63.	Stone Ridge 2056 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
64.	Stone Ridge 2056 Longevity Income ETF, Series of Stone Ridge Trust
65.	Stone Ridge 2057 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
66.	Stone Ridge 2057 Longevity Income ETF, Series of Stone Ridge Trust
67.	Stone Ridge 2058 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
68.	Stone Ridge 2058 Longevity Income ETF, Series of Stone Ridge Trust
69.	Stone Ridge 2059 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
70.	Stone Ridge 2059 Longevity Income ETF, Series of Stone Ridge Trust
71.	Stone Ridge 2060 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
72.	Stone Ridge 2060 Longevity Income ETF, Series of Stone Ridge Trust
73.	Stone Ridge 2061 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
74.	Stone Ridge 2061 Longevity Income ETF, Series of Stone Ridge Trust
75.	Stone Ridge 2062 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
76.	Stone Ridge 2062 Longevity Income ETF, Series of Stone Ridge Trust
77.	Stone Ridge 2063 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
78.	Stone Ridge 2063 Longevity Income ETF, Series of Stone Ridge Trust
79.	Stone Ridge 2064 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
80.	Stone Ridge 2064 Longevity Income ETF, Series of Stone Ridge Trust
81.	Stone Ridge 2065 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
82.	Stone Ridge 2065 Longevity Income ETF, Series of Stone Ridge Trust
83.	Stone Ridge Alternative Lending Risk Premium Fund, Series of Stone Ridge Trust V
84.	Stone Ridge Art Risk Premium Fund, Series of Stone Ridge Trust VIII
85.	Stone Ridge Post-Event Reinsurance Fund, Series of Stone Ridge Trust IV
86.	Stone Ridge Reinsurance Risk Premium Interval Fund, Series of Stone Ridge Trust II
87.	Tactical Dividend and Momentum Fund, Series of Two Roads Shared Trust
88.	TCW ETF Trust
89.	Zacks Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer A. Brunner	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)	Not applicable.

Item 33.	Location of Accounts and Records

The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 inclusive thereunder at its principal executive office at 1110 North Main Street, Goshen, IN 46528. Certain records, including records relating to the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of the Registrant’s investment advisors and custodians.

Praxis Investment Management, Inc.

1110 North Main Street

Goshen, IN 46528

Ultimus Fund Solutions

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Foreside Financial Services, LLC

Foreside Management Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 041001

U.S. Bank National Association

1555 N. Rivercenter Dr., MK-WI-S302

Milwaukee, WI 53212

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 66 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Goshen and State of Indiana on the 25th day of February, 2025.

PRAXIS MUTUAL FUNDS

/s/ Chad M. Horning
Chad M. Horning, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 66 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Chad M. Horning	President	February 25, 2025
Chad M. Horning
(Principal Executive Officer)

/s/ Trent M. Statczar	Treasurer	February 25, 2025
Trent M. Statczar
(Principal Financial Officer & Principal Accounting Officer)

/s/ Kenneth D. Hochstetler	Trustee	February 25, 2025
Kenneth D. Hochstetler

* Laura A. Berry	Trustee	February 25, 2025

*Francis Coleman	Trustee	February 25, 2025

* Andy Dula	Trustee	February 25, 2025

* Jeffrey K. Landis	Chairperson and Trustee	February 25, 2025

*Aimee Minnich	Trustee	February 25, 2025

* Lori Scott	Trustee	February 25, 2025

/s/ Anthony Zacharski		February 25, 2025
Anthony Zacharski
*Attorney-in-fact

*	Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit Number	Description
28(a)(5)	Certificate of Amendment to the Certificate of Trust
28(a)(6)	Second Amended and Restated Agreement and Declaration of Trust
28(d)(4)	Management Agreement
28(d)(7)	Investment Sub-Advisory Agreement
28(e)(7)	ETF Distribution Agreement
28(e)(8)	ETF Distribution Services Agreement
28(e)(9)	Form of Authorized Participant Agreement
28(g)(2)	Custody Agreement
28(h)(2)	Transfer Agent Servicing Agreement
28(h)(7)	Fund Administration Services Agreement
28(h)(8)	Fund Accounting Services Agreement
28(h)(12)	Services Agreement for Trust and Regulatory Governance
28(h)(14)	Amended Exhibit A to Securities Lending Agreement
28(i)	Legal Opinion
28(j)	Consent of Independent Registered Public Accounting Firm
28(m)(2)	12b-1 Plan
28(p)(5)	Code of Ethics of Vident Advisory, LLC